UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Limited Duration Income Fund (EVV) Semiannual Report September 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2012

Eaton Vance

Limited Duration Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Board of Trustees’ Contract Approval	49

Officers and Trustees	52

Important Notices	53

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Performance1

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Mark S. Venezia, CFA, Michael W. Weilheimer, CFA, Catherine C. McDermott and Andrew Szczurowski, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	5/30/2003	5.01%	14.15%	8.72%	7.74%
Fund at Market Price	—	9.90	25.26	10.47	7.91

% Premium/Discount to NAV
					1.49%

Distributions[2]
Total Distributions per share for the period					$0.625
Distribution Rate at NAV					7.47%
Distribution Rate at Market Price					7.36%

% Total Leverage[3]
Auction Preferred Shares (APS)					9.85%
Borrowings					17.51

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Endnotes and Additional Disclosures

[1]	Performance results reflect the effects of leverage.

[2]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital.

[3]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its APS and borrowings, which could be reduced if Fund asset values decline.

[4]	Asset allocation as a percentage of the Fund’s net assets amounted to 137.7%.

Fund profile subject to change due to active management.

3

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 44.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Aerospace and Defense — 0.7%
AVIO S.p.A.
Term Loan, 3.09%, Maturing June 14, 2017		650	$633,209
Term Loan, 3.87%, Maturing December 14, 2017	EUR	575	738,904
Term Loan, 3.97%, Maturing December 14, 2017		700	681,917
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		900	906,281
DAE Aviation Holdings, Inc.
Term Loan, 5.45%, Maturing July 31, 2014		1,366	1,365,651
Term Loan, 5.45%, Maturing July 31, 2014		1,438	1,438,037
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		538	543,597
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		971	823,257
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		2,191	2,190,070
Term Loan, 6.25%, Maturing December 3, 2014		273	274,984
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,528	1,531,734
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		819	825,465
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		367	368,480
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		879	879,090

			$13,200,676

Air Transport — 0.1%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		907	$852,920
Orbitz Worldwide Inc.
Term Loan, 3.22%, Maturing July 25, 2014		1,654	1,608,803

			$2,461,723

Automotive — 2.6%
Allison Transmission, Inc.
Term Loan, 2.72%, Maturing August 7, 2014		2,965	$2,975,192
Term Loan, 4.25%, Maturing August 23, 2019		3,367	3,382,345
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		992	992,481
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		7,907	8,078,202

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017	1,994	$2,003,235
Federal-Mogul Corporation
Term Loan, 2.17%, Maturing December 29, 2014	3,999	3,910,735
Term Loan, 2.16%, Maturing December 28, 2015	3,553	3,474,704
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,775	6,845,575
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	1,663	1,663,076
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	3,082	3,131,908
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018	2,736	2,770,497
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	5,124	5,161,493
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	1,086	1,088,652
Veyance Technologies, Inc.
Term Loan, 2.47%, Maturing July 31, 2014	291	288,329
Term Loan, 2.47%, Maturing July 31, 2014	2,034	2,013,007
Term Loan, 5.50%, Maturing July 31, 2014	348	348,685
Term Loan - Second Lien, 5.98%, Maturing July 31, 2015	4,100	3,936,000

		$52,064,116

Beverage and Tobacco — 0.0%(2)
Maine Beverage Company
Term Loan, 2.21%, Maturing March 31, 2013	73	$71,966

		$71,966

Building and Development — 0.2%
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	720	$685,383
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	2,090	2,105,319
Realogy Corporation
Term Loan, 3.25%, Maturing October 10, 2013	97	93,465
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	498	502,351

		$3,386,518

4	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 4.0%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	1,493	$1,505,094
Acosta, Inc.
Term Loan, 5.00%, Maturing March 1, 2018	3,884	3,908,093
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	3,107	3,115,825
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 16, 2015	5,491	5,058,911
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	542	543,782
Altegrity, Inc.
Term Loan, 2.97%, Maturing February 21, 2015	2,556	2,383,683
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	675	676,907
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014	910	899,186
Term Loan, 3.68%, Maturing February 7, 2014	983	975,090
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	1,569	1,584,469
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	1,027	1,040,098
Catalina Marketing Corporation
Term Loan, 2.97%, Maturing October 1, 2014	1,958	1,950,651
ClientLogic Corporation
Term Loan, 7.21%, Maturing January 30, 2017	1,171	1,077,408
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	550	553,094
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	525	527,625
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	2,113	1,874,669
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018	2,469	2,488,101
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	1,990	2,008,242
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	647	654,296
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	1,700	1,707,438
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	3,798	3,787,248
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	3,061	3,081,020

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Business Equipment and Services (continued)
Kronos, Inc.
Term Loan, 5.11%, Maturing June 9, 2017		1,445	$1,456,608
Term Loan, 6.25%, Maturing December 28, 2017		868	881,464
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		766	765,625
Mitchell International, Inc.
Term Loan - Second Lien, 5.63%, Maturing March 30, 2015		2,500	2,462,500
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018		896	907,253
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		4,518	4,550,567
Sabre, Inc.
Term Loan, 2.22%, Maturing September 30, 2014		1,755	1,752,202
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		714	716,803
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 26, 2016		9,552	9,587,691
Term Loan, 3.98%, Maturing February 28, 2017		314	315,127
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		891	891,000
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		1,977	1,998,206
Travelport LLC
Term Loan, 4.86%, Maturing August 21, 2015		446	426,221
Term Loan, 4.96%, Maturing August 21, 2015		1,563	1,493,458
Term Loan, 4.96%, Maturing August 21, 2015		1,649	1,575,689
Term Loan, 5.06%, Maturing August 21, 2015	EUR	739	889,524
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		130	130,883
Term Loan, 6.00%, Maturing July 28, 2017		663	668,706
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		1,331	1,343,602
Term Loan, 5.50%, Maturing July 15, 2016		3,786	3,822,655
Term Loan, 5.75%, Maturing June 29, 2018		1,222	1,234,921

			$79,271,635

Cable and Satellite Television — 2.1%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		1,347	$1,355,282
Term Loan - Second Lien, 9.75%, Maturing October 4, 2019		775	812,781
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		398	399,990

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Cable and Satellite Television (continued)
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		5,497	$5,526,582
Charter Communications Operating, LLC
Term Loan, 4.00%, Maturing May 15, 2019		995	1,001,592
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		497	499,778
CSC Holdings, Inc.
Term Loan, 1.97%, Maturing March 29, 2016		2,604	2,602,710
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		1,100	1,103,241
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	2,045	2,446,952
Term Loan, 3.32%, Maturing March 4, 2016	EUR	2,045	2,446,952
Term Loan, 7.70%, Maturing March 6, 2017(3)	EUR	540	558,115
Term Loan - Second Lien, 4.45%, Maturing September 2, 2016	EUR	452	518,761
MCC Iowa LLC
Term Loan, 1.94%, Maturing January 30, 2015		2,311	2,270,116
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,808	1,799,333
Mediacom Illinois, LLC
Term Loan, 1.69%, Maturing January 30, 2015		4,561	4,427,505
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,002	991,167
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.81%, Maturing July 1, 2016	EUR	1,235	1,539,676
UPC Broadband Holding B.V.
Term Loan, 3.87%, Maturing December 31, 2016	EUR	4,531	5,780,145
Term Loan, 4.12%, Maturing December 29, 2017	EUR	1,962	2,505,960
UPC Financing Partnership
Term Loan, 3.73%, Maturing December 30, 2016		239	238,121
Term Loan, 3.73%, Maturing December 29, 2017		1,815	1,810,102
Term Loan, 4.75%, Maturing December 29, 2017		400	403,000
WaveDivision Holdings, LLC
Term Loan, Maturing August 9, 2019(4)		350	353,062

			$41,390,923

Chemicals and Plastics — 1.8%
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		1,665	$1,679,379
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		1,083	1,106,405

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Chemicals and Plastics (continued)
Celanese U.S. Holdings LLC
Term Loan, 2.87%, Maturing October 31, 2016	EUR	1,338	$1,724,226
Term Loan, 3.21%, Maturing October 31, 2016		2,081	2,096,481
Chemtura Corp
Term Loan, Maturing August 27, 2016(4)		275	278,008
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		748	755,606
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		592	594,620
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		545	548,244
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		1,787	1,804,116
Huntsman International, LLC
Term Loan, 2.79%, Maturing April 19, 2017		2,123	2,118,730
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		6,622	6,698,596
MacDermid, Inc.
Term Loan, 2.32%, Maturing April 11, 2014	EUR	729	930,044
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015		672	651,476
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		1,258	1,218,678
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		848	843,136
Term Loan, 4.13%, Maturing May 5, 2015		383	381,013
Term Loan, 4.25%, Maturing May 5, 2015		2,245	2,188,657
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		101	101,751
Schoeller Arca Systems Holding B.V.
Term Loan, 4.78%, Maturing November 16, 2015	EUR	289	260,006
Term Loan, 4.78%, Maturing November 16, 2015	EUR	824	741,325
Term Loan, 4.78%, Maturing November 16, 2015	EUR	887	797,738
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		571	576,590
Styron S.A.R.L., LLC
Term Loan, 8.00%, Maturing August 2, 2017		1,659	1,595,222
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019		398	402,975
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		182	183,504
Term Loan, 4.25%, Maturing February 8, 2018		666	672,849

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,968	$3,959,189

		$34,908,564

Clothing / Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	948	$956,312
Phillips-Van Heusen Corporation
Term Loan, 3.50%, Maturing May 6, 2016	677	680,415
Wolverine Worldwide, Inc.
Term Loan, Maturing July 31, 2019(4)	575	582,547

		$2,219,274

Conglomerates — 0.7%
Jarden Corporation
Term Loan, 3.22%, Maturing March 30, 2018	842	$844,860
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	245	245,360
Term Loan, 7.75%, Maturing September 22, 2014	223	223,333
Term Loan, 8.25%, Maturing September 22, 2014	99	98,837
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	4,392	4,417,891
RGIS Services, LLC
Term Loan, 4.61%, Maturing October 18, 2016	1,984	1,964,478
Term Loan, 5.50%, Maturing October 18, 2017	1,468	1,465,790
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	447	447,742
Spectrum Brands, Inc.
Term Loan, 5.02%, Maturing June 17, 2016	546	549,297
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	2,956	2,949,283

		$13,206,871

Containers and Glass Products — 0.8%
Berry Plastics Holding Corporation
Term Loan, 2.22%, Maturing April 3, 2015	5,429	$5,407,227
BWAY Corporation
Term Loan, 4.25%, Maturing February 23, 2018	278	279,173
Term Loan, 4.25%, Maturing February 23, 2018	2,757	2,770,093
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	499	498,750
Reynolds Group Holdings Inc.
Term Loan, Maturing September 20, 2018(4)	5,175	5,202,474

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Containers and Glass Products (continued)
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018		686	$691,451
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018		675	680,063

			$15,529,231

Cosmetics / Toiletries — 0.3%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019		3,167	$3,205,859
Huish Detergents, Inc.
Term Loan, 2.22%, Maturing April 25, 2014		1,208	1,155,210
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.23%, Maturing November 28, 2014		1,900	1,464,900
Prestige Brands, Inc.
Term Loan, 5.27%, Maturing January 31, 2019		449	454,648

			$6,280,617

Drugs — 0.5%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		995	$998,109
Term Loan, 5.50%, Maturing February 10, 2017		1,742	1,741,780
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018		373	374,383
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		700	703,282
Term Loan, 4.25%, Maturing March 15, 2018		983	986,137
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		747	748,982
Term Loan, 4.25%, Maturing March 15, 2018		1,967	1,972,274
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		1,352	1,355,938

			$8,880,885

Ecological Services and Equipment — 0.1%
ADS Waste Holdings
Term Loan, Maturing September 11, 2019(4)		2,125	$2,142,708
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)		95	97,681
Viking Consortium Borrower Limited
Term Loan - Second Lien, 7.31%, Maturing March 31, 2016(3) (5)	GBP	523	232,330

			$2,472,719

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 3.1%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	1,469	$1,467,760
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	2,806	2,770,629
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	3,238	3,268,482
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	549	553,590
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	3,266	3,287,612
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	1,553	1,561,736
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	1,639	1,597,868
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	2,765	2,786,429
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	2,029	2,043,989
Freescale Semiconductor, Inc.
Term Loan, 4.48%, Maturing December 1, 2016	4,321	4,232,479
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	972	875,247
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	5,212	5,239,081
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	1,500	1,508,907
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	1,601	1,612,633
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	1,015	1,024,898
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,536	2,564,909
Term Loan, 5.50%, Maturing March 3, 2017	1,089	1,110,326
Term Loan, 5.25%, Maturing March 19, 2019	1,667	1,688,846
Open Solutions, Inc.
Term Loan, 2.58%, Maturing January 23, 2014	2,316	2,239,939
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	846	818,263
SafeNet Inc.
Term Loan, 2.72%, Maturing April 12, 2014	888	885,372
Semtech Corp.
Term Loan, 4.25%, Maturing March 20, 2017	424	427,382
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	3,728	3,753,184

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Serena Software, Inc.
Term Loan, 4.23%, Maturing March 10, 2016	3,206	$3,174,040
Term Loan, 5.00%, Maturing March 10, 2016	350	348,250
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	1,047	1,053,921
SkillSoft Corporation
Term Loan, Maturing May 26, 2017(4)	1,247	1,247,280
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	1,423	1,442,788
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	142	144,294
Term Loan, 5.00%, Maturing June 7, 2019	1,374	1,389,046
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	294	295,200
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	2,041	2,049,719
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	3,116	3,144,742

		$61,608,841

Equipment Leasing — 0.3%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	891	$895,010
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	1,300	1,314,625
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,475	3,522,781

		$5,732,416

Financial Intermediaries — 1.6%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing July 19, 2016	875	$883,750
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	1,323	1,339,980
CB Richard Ellis Services, Inc.
Term Loan, 3.47%, Maturing March 5, 2018	648	648,597
Term Loan, 3.72%, Maturing September 4, 2019	612	612,564
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	2,767	2,788,231
First Data Corp.
Term Loan, 2.97%, Maturing September 24, 2014	44	44,222
Term Loan, 2.97%, Maturing September 24, 2014	104	103,614
Term Loan, 2.97%, Maturing September 24, 2014	118	117,271
Term Loan, Maturing September 30, 2018(4)	1,350	1,328,625

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	605	$595,506
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	756	755,625
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	987	982,065
LPL Holdings, Inc.
Term Loan, 2.72%, Maturing March 29, 2017	804	794,320
Term Loan, 4.00%, Maturing March 29, 2019	3,109	3,122,979
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	716	723,097
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	728	731,494
Nuveen Investments, Inc.
Term Loan, 5.90%, Maturing May 12, 2017	3,653	3,652,036
Term Loan, 5.90%, Maturing May 13, 2017	2,542	2,543,241
Term Loan, 7.25%, Maturing May 13, 2017	550	552,200
Oz Management LP
Term Loan, 1.72%, Maturing November 15, 2016	1,368	1,210,338
RJO Holdings Corp.
Term Loan, 6.22%, Maturing December 10, 2015(5)	32	26,494
Term Loan, 6.97%, Maturing December 10, 2015(5)	1,022	797,141
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	3,722	3,735,782
Term Loan, 4.00%, Maturing November 9, 2018	1,991	2,006,561
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	498	499,677

		$30,595,410

Food Products — 1.9%
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019	1,225	$1,227,297
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018	1,150	1,152,875
Dean Foods Company
Term Loan, 1.60%, Maturing April 2, 2014	3,628	3,615,558
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	5,848	5,850,870
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	1,054	1,059,208
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 5, 2018	1,275	1,278,187
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017	670	676,637

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Food Products (continued)
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		3,049	$3,041,172
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		1,437	1,448,371
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		6,321	6,354,120
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,338	2,351,771
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		299	299,495
Term Loan, 4.75%, Maturing October 17, 2018		6,608	6,629,089
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		1,886	1,895,427

			$36,880,077

Food Service — 1.8%
Aramark Corporation
Term Loan, 3.46%, Maturing July 26, 2016		246	$246,311
Term Loan, 3.46%, Maturing July 26, 2016		137	137,099
Term Loan, 3.47%, Maturing July 26, 2016		3,742	3,745,318
Term Loan, 3.57%, Maturing July 26, 2016		1,696	1,697,040
Term Loan, 3.97%, Maturing July 26, 2016	GBP	950	1,510,409
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		475	473,812
Buffets, Inc.
Term Loan, 0.24%, Maturing April 22, 2015		137	137,036
Burger King Corporation
Term Loan, Maturing September 27, 2019(4)		2,650	2,658,281
DineEquity, Inc.
Term Loan, 4.30%, Maturing October 19, 2017		1,787	1,802,219
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		2,262	2,262,529
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		1,368	1,388,989
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		697	705,206
OSI Restaurant Partners, LLC
Revolving Loan, 2.50%, Maturing June 14, 2013		547	545,771
Term Loan, 2.50%, Maturing June 14, 2014		5,999	5,980,505
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019		450	455,062
Sagittarius Restaurants, LLC
Term Loan, 7.50%, Maturing May 18, 2015		471	471,544

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Food Service (continued)
US Foods, Inc.
Term Loan, 2.72%, Maturing July 3, 2014		673	$667,116
Term Loan, 5.75%, Maturing March 31, 2017		4,283	4,236,779
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		3,367	3,370,771
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		2,050	2,070,820

			$34,562,617

Food / Drug Retailers — 1.5%
Alliance Boots Holdings Limited
Term Loan, 3.09%, Maturing July 9, 2015	EUR	1,000	$1,243,942
Term Loan, 3.51%, Maturing July 9, 2015	GBP	5,950	9,200,915
General Nutrition Centers, Inc.
Term Loan, 5.25%, Maturing March 2, 2018		4,898	4,906,520
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		475	478,364
Rite Aid Corporation
Term Loan, 1.97%, Maturing June 4, 2014		5,681	5,643,070
Term Loan, 4.50%, Maturing March 2, 2018		5,040	5,033,440
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		746	747,145
Term Loan, 6.00%, Maturing April 18, 2018		1,347	1,356,725

			$28,610,121

Health Care — 5.4%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		473	$474,496
Term Loan, 4.75%, Maturing June 30, 2017		596	598,943
Term Loan, 4.75%, Maturing June 30, 2017		3,270	3,289,389
Alkermes, Inc.
Term Loan, Maturing September 18, 2019(4)		750	754,688
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		1,906	1,858,648
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		710	713,287
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		1,275	1,291,254
Term Loan, 8.50%, Maturing April 4, 2017		1,275	1,291,254
Biomet Inc.
Term Loan, 3.31%, Maturing March 25, 2015		3,002	3,007,402
BSN Medical Acquisition Holding GmbH
Term Loan, 6.00%, Maturing July 27, 2019		625	629,948

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Health Care (continued)
Catalent Pharma Solutions Inc.
Term Loan, 4.12%, Maturing September 15, 2016	EUR	1,895	$2,444,301
Term Loan, 4.22%, Maturing September 15, 2016		1,086	1,089,860
Term Loan, 5.25%, Maturing September 15, 2017		645	651,584
CDRL MS, Inc.
Term Loan, 6.75%, Maturing October 3, 2016		783	785,499
Community Health Systems, Inc.
Term Loan, 3.92%, Maturing January 25, 2017		7,104	7,146,144
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016		1,495	1,502,151
CRC Health Corporation
Term Loan, 4.86%, Maturing November 16, 2015		1,160	1,103,084
DaVita, Inc.
Term Loan, Maturing September 2, 2019(4)		3,325	3,337,469
DJO Finance LLC
Term Loan, 5.22%, Maturing November 1, 2016		1,494	1,496,633
Term Loan, 6.25%, Maturing September 15, 2017		423	424,989
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		1,974	1,910,235
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		846	853,150
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		3,473	3,495,176
Fenwal, Inc.
Term Loan, 2.67%, Maturing February 28, 2014		136	135,996
Term Loan, 2.67%, Maturing February 28, 2014		795	793,016
Fresenius US Finance I Inc.
Term Loan, 3.50%, Maturing September 10, 2014		353	354,119
Term Loan, 3.50%, Maturing September 10, 2014		617	619,608
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		3,207	3,239,440
HCA, Inc.
Term Loan, 3.61%, Maturing March 31, 2017		5,961	5,980,741
Term Loan, 3.47%, Maturing May 1, 2018		2,152	2,158,399
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		4,249	4,286,300
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019		2,025	2,051,325
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		1,773	1,780,757
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		3,455	3,351,398
Term Loan, 6.75%, Maturing May 15, 2018		2,333	2,268,964

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Health Care (continued)
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		1,728	$1,707,042
Term Loan, Maturing June 1, 2018(4)		850	839,630
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		3,722	3,780,029
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		599	605,981
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		795	802,619
Medpace, Inc.
Term Loan, 6.51%, Maturing June 16, 2017		853	821,157
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		3,333	3,348,899
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017		597	594,015
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019		950	950,000
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017		2,437	2,415,466
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019		1,275	1,274,203
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		2,059	2,080,891
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018		324	324,188
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		2,328	2,323,602
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		3,209	3,231,439
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018		623	630,062
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	706	891,304
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,555	1,550,939
Truven Health Analytics Inc.
Term Loan, 6.75%, Maturing June 6, 2019		2,993	3,018,684
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		507	508,439
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019		873	879,904
Term Loan, 4.75%, Maturing February 13, 2019		1,020	1,027,949
Term Loan, Maturing September 27, 2019(4)		2,150	2,153,584
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		1,225	1,233,947

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Health Care (continued)
VWR Funding, Inc.
Term Loan, 2.72%, Maturing June 30, 2014		1,125	$1,126,125
Term Loan, 4.47%, Maturing April 3, 2017		1,125	1,131,045

			$106,420,790

Home Furnishings — 0.5%
Hunter Fan Company
Term Loan, 2.72%, Maturing April 16, 2014		467	$446,457
Term Loan - Second Lien, 6.97%, Maturing October 16, 2014		500	425,000
National Bedding Company LLC
Term Loan, 6.00%, Maturing November 28, 2013		3,214	3,212,247
Term Loan - Second Lien, 7.25%, Maturing February 28, 2014		2,550	2,543,625
Oreck Corporation
Term Loan - Second Lien, 3.88%, Maturing March 19, 2016(5)		527	475,649
Serta Simmons Holdings, LLC
Term Loan, Maturing September 19, 2019(4)		1,775	1,770,405
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	374	424,488

			$9,297,871

Industrial Equipment — 0.6%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		1,340	$1,350,343
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing February 8, 2019		1,650	1,685,062
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		833	834,562
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018		1,931	1,949,771
Kion Group GMBH
Term Loan, 3.37%, Maturing December 23, 2014(3)	EUR	1,311	1,642,285
Term Loan, 3.47%, Maturing December 23, 2014(3)		260	253,477
Term Loan, 3.97%, Maturing December 23, 2015(3)		260	253,477
Term Loan, 3.87%, Maturing December 29, 2015(3)	EUR	1,311	1,642,285
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		602	606,414
Tank Holding Corp.
Term Loan, 6.75%, Maturing July 9, 2019		1,059	1,061,295
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018		1,095	1,107,057

			$12,386,028

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance — 1.2%
Alliant Holdings I, Inc.
Term Loan, 3.36%, Maturing August 21, 2014	2,632	$2,641,411
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019	1,047	1,051,303
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019	3,475	3,485,137
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	622	623,430
Term Loan, 5.50%, Maturing December 8, 2016	950	952,287
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018	8,474	8,530,647
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	524	542,876
CNO Financial Group, Inc.
Term Loan, Maturing September 20, 2016(4)	1,125	1,133,437
Hub International Limited
Term Loan, 4.72%, Maturing June 13, 2017	1,138	1,149,403
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016	658	655,959
USI Holdings Corporation
Term Loan, 2.72%, Maturing May 5, 2014	2,588	2,592,775
Term Loan, 7.00%, Maturing May 5, 2014	970	975,658

		$24,334,323

Leisure Goods / Activities / Movies — 2.0%
Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017	2,090	$2,112,790
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	1,646	1,655,811
Term Loan, 4.75%, Maturing February 22, 2018	1,017	1,025,044
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018	1,457	1,457,776
Bombardier Recreational Products, Inc.
Term Loan, 4.47%, Maturing June 28, 2016	2,825	2,845,964
Bright Horizons Family Solutions, Inc.
Term Loan, 4.22%, Maturing May 28, 2015	237	237,803
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	2,360	2,377,809
Cinemark USA, Inc.
Term Loan, 3.48%, Maturing April 29, 2016	3,615	3,638,405
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016	1,980	1,997,172
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	5,623	5,646,134

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Leisure Goods / Activities / Movies (continued)
Regal Cinemas, Inc.
Term Loan, 3.25%, Maturing August 23, 2017		3,930	$3,945,791
Revolution Studios Distribution Company, LLC
Term Loan, 3.97%, Maturing December 21, 2014(5)		1,246	1,014,616
Term Loan - Second Lien, 7.22%, Maturing June 21, 2015(5)		2,050	873,505
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.93%, Maturing February 17, 2016		948	945,932
Term Loan, 4.00%, Maturing August 17, 2017		1,529	1,536,981
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		4,700	4,735,231
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		916	929,013
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		1,443	1,417,643
Term Loan, 7.50%, Maturing June 19, 2015		1,492	1,503,574

			$39,896,994

Lodging and Casinos — 0.7%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		1,692	$1,716,872
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		980	986,914
Caesars Entertainment Operating Company
Term Loan, 5.47%, Maturing January 26, 2018		3,683	3,357,188
Gala Group LTD
Term Loan, 5.52%, Maturing May 30, 2018	GBP	1,775	2,640,949
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		862	869,237
Las Vegas Sands LLC
Term Loan, 2.72%, Maturing November 23, 2016		613	611,015
Term Loan, 2.72%, Maturing November 23, 2016		2,249	2,243,925
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		529	401,528
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		711	714,894
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		597	601,104
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		149	150,929

			$14,294,555

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.6%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	2,519	$2,542,293
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	3,611	3,607,829
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019	1,045	1,058,136
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	693	695,235
Term Loan, 4.00%, Maturing March 10, 2017	2,063	2,069,904
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.72%, Maturing May 8, 2016	1,380	1,386,423

		$11,359,820

Oil and Gas — 1.1%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	594	$605,880
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	474	481,219
Term Loan, 9.00%, Maturing June 23, 2017	489	498,525
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	1,145	1,163,346
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	2,725	2,727,461
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	1,380	1,332,268
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	2,463	2,485,712
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	1,139	1,145,221
Obsidian Holdings LLC
Term Loan, 6.75%, Maturing November 2, 2015	1,932	1,932,253
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	912	916,834
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 13, 2018	900	906,937
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017	133	133,529
Term Loan, 6.50%, Maturing April 20, 2017	218	218,611
Term Loan, 6.50%, Maturing April 20, 2017	2,184	2,192,965
Term Loan, Maturing September 14, 2019(4)	541	535,509
Term Loan, Maturing September 25, 2019(4)	44	43,944
Term Loan, Maturing September 25, 2019(4)	72	71,945

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Oil and Gas (continued)
Tervita Corporation
Term Loan, 6.50%, Maturing October 17, 2014		546	$547,694
Term Loan, 3.22%, Maturing November 14, 2014		3,071	3,043,977

			$20,983,830

Publishing — 1.5%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017		2,045	$2,049,961
Aster Zweite Beteiligungs GmbH
Term Loan, 5.95%, Maturing December 31, 2014	EUR	429	533,921
Term Loan, 5.95%, Maturing December 31, 2014	EUR	479	596,776
Term Loan, 5.97%, Maturing December 31, 2014		243	233,553
Term Loan, 5.97%, Maturing December 31, 2014		655	629,395
Term Loan, 8.20%, Maturing June 30, 2016	EUR	1,503	1,612,431
Cengage Learning Acquisitions, Inc.
Term Loan, 2.47%, Maturing July 3, 2014		1,646	1,569,600
GateHouse Media Operating, Inc.
Term Loan, 2.22%, Maturing August 28, 2014		2,909	946,168
Term Loan, 2.22%, Maturing August 28, 2014		4,131	1,343,340
Term Loan, 2.47%, Maturing August 28, 2014		960	312,206
Getty Images, Inc.
Term Loan, 3.97%, Maturing November 2, 2015		563	564,586
Term Loan, 5.25%, Maturing November 7, 2016		1,806	1,810,626
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		3,097	3,118,241
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		6,285	6,213,948
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		128	124,359
Merrill Communications, LLC
Term Loan, 9.75%, Maturing December 24, 2012		1,382	1,356,016
Nelson Education Ltd.
Term Loan, 2.86%, Maturing July 3, 2014		624	524,141
Nielsen Finance LLC
Term Loan, 3.48%, Maturing May 2, 2016		1,970	1,980,444
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(3)		968	788,665
SGS International, Inc.
Term Loan, 5.75%, Maturing September 30, 2013		569	569,806
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(3)(5)		924	554,391
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013		1,111	1,066,178

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Publishing (continued)
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		19	$17,916
Term Loan, 8.00%, Maturing September 29, 2014		25	23,889

			$28,540,557

Radio and Television — 1.3%
Clear Channel Communications, Inc.
Term Loan, 3.87%, Maturing January 28, 2016		984	$807,098
Cumulus Media Holdings Inc.
Term Loan - Second Lien, Maturing September 16, 2019(4)		1,000	1,012,500
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		4,512	4,543,650
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018		566	569,913
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 31, 2017		1,500	1,515,000
Gray Television, Inc.
Term Loan, 3.74%, Maturing December 31, 2014		1,726	1,724,841
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		596	602,944
Local TV Finance, LLC
Term Loan, 4.22%, Maturing May 7, 2015		1,712	1,727,003
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		648	649,703
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		2,984	2,991,055
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		913	908,870
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		757	762,116
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016	EUR	758	885,292
Term Loan, 4.12%, Maturing January 29, 2016	EUR	758	885,292
Univision Communications Inc.
Term Loan, 4.47%, Maturing March 31, 2017		5,725	5,681,517
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		1,249	1,258,653

			$26,525,447

Rail Industries — 0.0%(2)
RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		796	$796,498

			$796,498

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Retailers (Except Food and Drug) — 1.4%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		521	$527,582
Evergreen Acqco 1 LP
Term Loan, 6.25%, Maturing July 9, 2019		723	733,131
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,300	1,306,187
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		1,050	1,055,906
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		2,666	2,670,535
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		2,613	2,623,674
Michaels Stores, Inc.
Term Loan, 4.91%, Maturing July 29, 2016		926	934,692
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		848	852,114
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		3,250	3,273,452
Ollie’s Bargain Outlet, Inc.
Term Loan, Maturing September 27, 2019(4)		525	522,375
Pep Boys-Manny, Moe & Jack (The)
Term Loan, Maturing October 17, 2018(4)		500	496,250
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		2,440	2,455,504
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018		1,676	1,683,989
Term Loan, 4.25%, Maturing August 7, 2019		575	578,594
ServiceMaster Company
Term Loan, 4.48%, Maturing January 31, 2017		3,179	3,195,209
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,295	1,254,151
Vivarte SA
Term Loan, 3.07%, Maturing March 9, 2015	EUR	31	33,406
Term Loan, 3.07%, Maturing March 9, 2015	EUR	122	129,913
Term Loan, 3.07%, Maturing March 9, 2015	EUR	781	834,410
Term Loan, 3.57%, Maturing March 8, 2016	EUR	31	33,406
Term Loan, 3.57%, Maturing March 8, 2016	EUR	122	129,913
Term Loan, 3.57%, Maturing March 8, 2016	EUR	781	834,410
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		675	682,594

			$26,841,397

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value

Steel — 0.3%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		1,850	$1,868,500
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		640	644,659
Patriot Coal Corporation
Term Loan, 9.25%, Maturing October 4, 2013		875	882,656
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		543	545,842
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017		1,200	1,212,000
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		700	707,875

			$5,861,532

Surface Transport — 0.3%
Hertz Corporation, (The)
Term Loan, 3.75%, Maturing March 9, 2018		3,300	$3,297,394
Swift Transportation Co. Inc.
Term Loan, 3.98%, Maturing December 21, 2016		1,270	1,275,991
Term Loan, 5.00%, Maturing December 21, 2017		1,858	1,870,294

			$6,443,679

Telecommunications — 2.1%
Cellular South, Inc.
Revolving Loan, 4.50%, Maturing July 27, 2017		916	$923,763
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		1,911	1,919,997
Eircom Finco S.a.r.l
Term Loan, 4.27%, Maturing September 30, 2017	EUR	3,069	2,770,640
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		10,418	10,469,570
IPC Systems, Inc.
Term Loan, 2.85%, Maturing May 31, 2014	GBP	1,326	2,116,836
Macquarie UK Broadcast Limited
Term Loan, 3.02%, Maturing December 1, 2014	GBP	1,071	1,611,246
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		7,097	7,117,466
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,208	1,212,904
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		575	568,531
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		1,012	1,014,402
Term Loan, Maturing September 20, 2019(4)		475	477,672

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019	1,945	$1,952,419
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019	3,940	3,954,900
TowerCo Finance LLC
Term Loan, 5.75%, Maturing February 2, 2017	640	641,851
Windstream Corporation
Term Loan, 3.15%, Maturing December 17, 2015	3,605	3,608,177
Term Loan, 4.00%, Maturing August 8, 2019	998	1,003,310

		$41,363,684

Utilities — 0.9%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018	2,733	$2,751,924
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018	1,012	1,015,802
Term Loan, 4.50%, Maturing April 2, 2018	2,610	2,621,372
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	545	565,599
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	990	1,040,051
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	749	754,785
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	1,222	1,234,157
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	4,691	4,721,700
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.76%, Maturing October 10, 2017	5,000	3,456,766

		$18,162,156

Total Senior Floating-Rate Interests (identified cost $871,060,939)		$866,844,361

Corporate Bonds & Notes — 49.4%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.5%
Alliant Techsystems, Inc.
6.875%, 9/15/20	760	$832,200

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense (continued)
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	825	$898,219
7.125%, 3/15/21	2,025	2,189,531
TransDigm, Inc.
7.75%, 12/15/18	5,030	5,583,300

		$9,503,250

Agriculture — 0.1%
Lorillard Tobacco Co., Sr. Notes
6.875%, 5/1/20	1,000	$1,229,714

		$1,229,714

Automotive — 0.9%
Affinia Group, Inc., Sr. Notes
10.75%, 8/15/16(6)	2,635	$2,862,269
Allison Transmission, Inc.
7.125%, 5/15/19(6)	1,040	1,120,600
American Axle & Manufacturing, Inc., Sr. Notes
9.25%, 1/15/17(6)	1,044	1,171,890
Chrysler Group, LLC, Sr. Notes
8.25%, 6/15/21	1,835	1,963,450
General Motors Financial Co., Inc., Sr. Notes
4.75%, 8/15/17(6)	1,615	1,658,024
Kia Motors Corp., Sr. Notes
3.625%, 6/14/16(6)	1,400	1,473,902
Meritor, Inc.
10.625%, 3/15/18	2,055	2,178,300
Tomkins, LLC/Tomkins, Inc.
9.00%, 10/1/18	803	899,360
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes
10.625%, 9/1/17(6)	2,821	3,053,732
Visteon Corp.
6.75%, 4/15/19	1,355	1,429,525

		$17,811,052

Banks and Thrifts — 0.6%
Bank of America NA, Sr. Notes
7.625%, 6/1/19	400	$500,250
5.625%, 7/1/20	1,030	1,176,618
Bank One Michigan
8.25%, 11/1/24	1,375	1,865,401
Barclays Bank PLC
6.05%, 12/4/17(6)	550	594,609

Security	Principal Amount* (000’s omitted)	Value

Banks and Thrifts (continued)
Citigroup, Inc.
6.625%, 6/15/32	800	$919,674
Discover Bank
8.70%, 11/18/19	500	646,602
Fifth Third Bancorp
8.25%, 3/1/38	360	523,654
HBOS PLC
6.75%, 5/21/18(6)	435	443,700
HSBC Holdings PLC
6.50%, 5/2/36	825	970,608
Regions Bank
6.45%, 6/26/37	450	461,250
Regions Financial Corp., Sr. Notes
5.75%, 6/15/15	450	484,304
Royal Bank of Scotland Group PLC
5.05%, 1/8/15	340	352,927
Standard Chartered Bank, Sr. Notes
6.40%, 9/26/17(6)	1,075	1,235,465
Zions Bancorporation
6.00%, 9/15/15	1,600	1,678,461

		$11,853,523

Beverage and Tobacco — 0.2%
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	1,530	$1,748,025
4.625%, 3/1/23	1,625	1,665,625
Diageo Investment Corp., Sr. Notes
4.25%, 5/11/42	335	366,499
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes
9.50%, 8/15/19(6)	1,145	1,110,650

		$4,890,799

Broadcast Radio and Television — 0.3%
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17	1,550	$1,677,875
7.625%, 3/15/20	470	453,550
LBI Media, Inc., Sr. Notes
9.25%, 4/15/19(6)	1,830	1,729,350
Starz, LLC/Starz Finance Corp., Sr. Notes
5.00%, 9/15/19(6)	1,470	1,510,425

		$5,371,200

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Brokers, Dealers and Investment Houses — 0.4%
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(6)	1,210	$1,312,850
BP Capital Markets PLC, Sr. Notes
3.561%, 11/1/21	800	867,256
Macquarie Bank, Ltd.
6.625%, 4/7/21(6)	550	589,632
Morgan Stanley, Sr. Notes
7.30%, 5/13/19	1,100	1,299,946
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes
5.625%, 3/15/20(6)	4,335	4,638,450

		$8,708,134

Building and Development — 1.3%
Building Materials Corp. of America, Sr. Notes
6.75%, 5/1/21(6)	3,945	$4,329,637
CB Richard Ellis Service, Inc., Sr. Notes
11.625%, 6/15/17	9,415	10,591,875
6.625%, 10/15/20	3,270	3,588,825
Interface, Inc., Sr. Notes
7.625%, 12/1/18	860	937,400
Isabelle Acquisition Sub, Inc., Sr. Notes
10.00%, 11/15/18(6)	2,950	3,211,813
Nortek, Inc., Sr. Notes
10.00%, 12/1/18	1,905	2,114,550
8.50%, 4/15/21	820	877,400
NVR, Inc., Sr. Notes
3.95%, 9/15/22	600	616,624

		$26,268,124

Business Equipment and Services — 2.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes
8.25%, 1/15/19	550	$601,563
9.75%, 3/15/20	4,410	5,060,475
Carlson Wagonlit BV
6.875%, 6/15/19(6)	2,400	2,532,000
Catalina Marketing Corp.
10.50%, 10/1/15(6)	3,255	3,287,550
11.625%, 10/1/17(6)	4,150	4,025,500
Education Management, LLC, Sr. Notes
8.75%, 6/1/14	6,365	5,044,262
MDC Holdings, Inc.
5.625%, 2/1/20	555	608,098

Security	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
MDC Partners, Inc.
11.00%, 11/1/16	1,145	$1,253,775
RSC Equipment Rental, Inc./RSC Holdigs III, LLC, Sr. Notes
10.25%, 11/15/19	1,525	1,746,125
8.25%, 2/1/21	440	485,100
Sitel, LLC/Sitel Finance Corp., Sr. Notes
11.50%, 4/1/18	915	667,950
SSI Investments II, Ltd./SSI Co-Issuer, LLC, Sr. Notes
11.125%, 6/1/18	4,605	5,226,675
TransUnion Holding Co., Inc., Sr. Notes
9.625%, 6/15/18(3)(6)	3,925	4,297,875
TransUnion LLC/TransUnion Financing Corp.
11.375%, 6/15/18	3,880	4,588,100
UR Merger Sub Corp., Sr. Notes
10.875%, 6/15/16	3,460	3,866,550
7.375%, 5/15/20(6)	4,375	4,714,062
7.625%, 4/15/22(6)	2,960	3,248,600

		$51,254,260

Cable and Satellite Television — 1.3%
Cablevision Systems Corp., Sr. Notes
7.75%, 4/15/18	1,055	$1,173,688
CCO Holdings, LLC/CCO Holdings Capital Corp., Sr. Notes
7.875%, 4/30/18	1,425	1,549,687
7.00%, 1/15/19	420	456,750
8.125%, 4/30/20	365	414,275
5.25%, 9/30/22	4,295	4,337,950
Comcast Corp.
6.95%, 8/15/37	595	813,661
CSC Holdings, LLC, Sr. Notes
6.75%, 11/15/21(6)	2,780	3,078,850
DISH DBS Corp., Sr. Notes
5.875%, 7/15/22(6)	1,960	2,018,800
Mediacom Broadband Corp., Sr. Notes
8.50%, 10/15/15	3,290	3,350,207
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes
9.125%, 8/15/19	785	871,350
Time Warner Cable, Inc.
8.75%, 2/14/19	1,055	1,438,506
UPCB Finance V, Ltd., Sr. Notes
7.25%, 11/15/21(6)	3,055	3,337,587

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
UPCB Finance VI, Ltd., Sr. Notes
6.875%, 1/15/22(6)		2,025	$2,156,625

			$24,997,936

Chemicals and Plastics — 1.5%
Ashland, Inc., Sr. Notes
4.75%, 8/15/22(6)		760	$780,900
Celanese US Holdings, LLC
6.625%, 10/15/18		880	968,000
5.875%, 6/15/21		940	1,053,975
CF Industries, Inc., Sr. Notes
6.875%, 5/1/18		865	1,054,219
Chemtura Corp.
7.875%, 9/1/18		2,185	2,387,112
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19	EUR	1,000	1,304,325
8.375%, 2/15/19(6)		3,700	3,908,125
7.50%, 5/1/20(6)		850	867,000
Kraton Polymers, LLC, Sr. Notes
6.75%, 3/1/19		940	972,900
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19		5,010	5,348,175
5.75%, 4/15/24		4,350	4,969,875
NOVA Chemicals Corp., Sr. Notes
8.375%, 11/1/16		1,960	2,175,600
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		320	342,400
PolyOne Corp., Sr. Notes
7.375%, 9/15/20		585	636,188
Polypore International, Inc., Sr. Notes
7.50%, 11/15/17		760	822,700
Scotts Miracle-Gro Co. (The)
7.25%, 1/15/18		785	845,838
Taminco Global Chemical Corp., Sr. Sub. Notes
9.75%, 3/31/20(6)		550	596,750

			$29,034,082

Clothing / Textiles — 0.2%
Phillips-Van Heusen Corp., Sr. Notes
7.75%, 11/15/23		3,740	$4,354,101

			$4,354,101

Security	Principal Amount* (000’s omitted)	Value

Conglomerates — 0.4%
Amsted Industries, Inc., Sr. Notes
8.125%, 3/15/18(6)	3,220	$3,493,700
Belden, Inc., Sr. Sub. Notes
5.50%, 9/1/22(6)	1,080	1,109,700
Spectrum Brands, Inc., Sr. Notes
9.50%, 6/15/18(6)	1,090	1,234,425
6.75%, 3/15/20(6)	1,645	1,704,631

		$7,542,456

Containers and Glass Products — 0.8%
Ball Corp., Sr. Notes
5.00%, 3/15/22	1,250	$1,310,937
BWAY Holding Co., Sr. Notes
10.00%, 6/15/18	620	700,600
Reynolds Group Holdings, Inc., Sr. Notes
7.125%, 4/15/19	2,665	2,824,900
9.00%, 4/15/19	1,020	1,045,500
7.875%, 8/15/19	1,225	1,329,125
9.875%, 8/15/19	3,020	3,227,625
Sealed Air Corp., Sr. Notes
8.375%, 9/15/21(6)	4,260	4,792,500
Smurfit Kappa Acquisitions
4.875%, 9/15/18(6)	1,270	1,258,888

		$16,490,075

Cosmetics / Toiletries — 0.2%
Party City Holdings, Inc., Sr. Notes
8.875%, 8/1/20(6)	2,735	$2,926,450

		$2,926,450

Diversified Financial Services — 0.4%
Capital One Bank (USA), NA
8.80%, 7/15/19	1,000	$1,321,810
Discover Financial Services, Sr. Notes
6.45%, 6/12/17	1,000	1,136,657
FICS Prudential Financial, Inc.
0.00%, 6/1/14	1,661	1,594,500
General Electric Capital Corp.
5.30%, 2/11/21	2,350	2,701,972
General Electric Capital Corp., Sr. Notes
2.95%, 5/9/16	250	264,623
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/27	600	630,120
Jefferies Group, Inc., Sr. Notes
8.50%, 7/15/19	190	218,975

		$7,868,657

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Manufacturing Operations — 0.1%
Hutchison Whampoa International, Ltd.
6.25%, 1/24/14(6)	500	$534,014
7.45%, 11/24/33(6)	400	581,498
LVMH Moet Hennessy Louis Vuitton SA, Sr. Notes
1.625%, 6/29/17(6)	1,000	1,009,877

		$2,125,389

Drugs — 0.8%
Cardinal Health, Inc., Sr. Notes
4.625%, 12/15/20	1,250	$1,425,004
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19	1,260	1,363,950
7.00%, 12/15/20	1,275	1,380,187
7.25%, 1/15/22	555	602,175
Patheon, Inc., Sr. Notes
8.625%, 4/15/17(6)	1,305	1,337,625
Pharmaceutical Product Development, Inc., Sr. Notes
9.50%, 12/1/19(6)	5,050	5,693,875
Warner Chilcott Co., LLC
7.75%, 9/15/18	3,720	3,989,700

		$15,792,516

Ecological Services and Equipment — 0.3%
Casella Waste Systems, Inc., Sr. Sub. Notes
11.00%, 7/15/14	845	$896,756
7.75%, 2/15/19	470	462,950
Clean Harbors, Inc., Sr. Notes
5.25%, 8/1/20(6)	1,095	1,133,325
Covanta Holding Corp., Sr. Notes
6.375%, 10/1/22	2,085	2,277,456
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(5)(6)	184	156,179

		$4,926,666

Electronics / Electrical — 1.2%
Advanced Micro Devices, Inc., Sr. Notes
8.125%, 12/15/17	1,670	$1,766,159
7.75%, 8/1/20	175	178,500
Agilent Technologies, Inc., Sr. Notes
5.50%, 9/14/15	1,100	1,235,432
Amphenol Corp.
4.00%, 2/1/22	1,000	1,057,819

Security	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18	700	$729,750
6.875%, 1/15/20	890	965,650
Comision Federal de Electricidad
4.875%, 5/26/21(6)	1,100	1,240,250
Dominion Resources, Inc., Sr. Notes
5.15%, 7/15/15	1,155	1,288,497
Duke Energy Corp., Sr. Notes
3.55%, 9/15/21	1,000	1,066,432
Energizer Holdings, Inc.
4.70%, 5/19/21	860	912,612
Entergy Corp., Sr. Notes
3.625%, 9/15/15	1,340	1,410,617
Exelon Corp., Sr. Notes
5.625%, 6/15/35	400	458,401
Infor US, Inc., Sr. Notes
9.375%, 4/1/19(6)	1,965	2,190,975
MidAmerican Energy Holdings Co., Sr. Notes
5.75%, 4/1/18	800	963,124
Midamerican Funding, LLC
6.927%, 3/1/29	345	461,499
Nuance Communications, Inc., Sr. Notes
5.375%, 8/15/20(6)	885	918,187
PPL Energy Supply, LLC, Sr. Notes
6.50%, 5/1/18	730	865,168
Seagate HDD Cayman, Sr. Notes
7.00%, 11/1/21	3,340	3,590,500
South Carolina Electric & Gas Co.
6.05%, 1/15/38	350	459,231
Southern Power Co., Sr. Notes
4.875%, 7/15/15	700	771,152
5.15%, 9/15/41	300	345,654
Tyco Electronics Group SA
5.95%, 1/15/14	500	533,132
7.125%, 10/1/37	400	537,196

		$23,945,937

Equipment Leasing — 1.0%
Aircastle, Ltd., Sr. Notes
6.75%, 4/15/17	65	$70,363
AWAS Aviation Capital, Ltd., Sr. Notes
7.00%, 10/17/16(6)	4,682	4,986,671
International Lease Finance Corp., Sr. Notes
5.875%, 5/1/13	705	724,388
5.65%, 6/1/14	3,650	3,841,990
8.75%, 3/15/17	1,525	1,791,875

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Equipment Leasing (continued)
International Lease Finance Corp., Sr. Notes (continued)
6.25%, 5/15/19	1,930	$2,084,400
8.25%, 12/15/20	3,275	3,905,437
8.625%, 1/15/22	2,615	3,170,687

		$20,575,811

Financial Intermediaries — 3.1%
Ally Financial, Inc., Sr. Notes
2.618%, 12/1/14(7)	765	$755,841
4.625%, 6/26/15	6,170	6,331,358
5.50%, 2/15/17	5,000	5,232,485
6.25%, 12/1/17	3,295	3,576,966
8.00%, 11/1/31	4,485	5,251,935
CIT Group, Inc., Sr. Notes
4.75%, 2/15/15(6)	8,540	8,945,650
5.25%, 3/15/18	645	694,988
8.50%, 5/22/19	615	814,558
E*TRADE Financial Corp., Sr. Notes
12.50%, 11/30/17(3)	3,860	4,405,225
First Data Corp., Sr. Notes
7.375%, 6/15/19(6)	3,105	3,217,556
6.75%, 11/1/20(6)	5,415	5,408,231
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15	3,380	4,216,550
8.00%, 12/15/16	4,975	5,960,169
8.125%, 1/15/20	1,530	1,928,313
5.875%, 8/2/21	1,980	2,244,488
General Motors Financial Co., Inc., Sr. Notes
6.75%, 6/1/18	1,365	1,521,232
Janus Capital Group, Inc., Sr. Notes
6.70%, 6/15/17	100	113,320
XLIT, Ltd., Sr. Notes
5.75%, 10/1/21	600	691,939

		$61,310,804

Financial Services — 0.1%
UBS AG/Stamford, CT, MTN
5.875%, 7/15/16	1,325	$1,450,675

		$1,450,675

Food Products — 0.9%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes
15.00%, 5/15/17(6)	2,338	$1,918,786

Security	Principal Amount* (000’s omitted)	Value

Food Products (continued)
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes
10.75%, 5/15/16(6)	5,465	$5,560,638
Bunge, Ltd. Finance Corp.
8.50%, 6/15/19	1,000	1,268,905
Corn Products International, Inc., Sr. Notes
6.625%, 4/15/37	325	405,435
Michael Foods, Inc., Sr. Notes
9.75%, 7/15/18	4,360	4,883,200
Ralcorp Holdings, Inc., Sr. Notes
6.625%, 8/15/39	1,440	1,532,586
Smithfield Foods, Inc., Sr. Notes
6.625%, 8/15/22	2,175	2,262,000

		$17,831,550

Food Service — 0.4%
Aramark Holdings Corp., Sr. Notes
8.625%, 5/1/16(3)(6)	1,030	$1,058,335
NPC International, Inc., Sr. Notes
10.50%, 1/15/20	3,405	3,932,775
Ruby Tuesday, Inc., Sr. Notes
7.625%, 5/15/20(6)	2,915	2,812,975

		$7,804,085

Forest Products — 0.3%
Boise Paper Holdings, LLC, Sr. Notes
9.00%, 11/1/17	370	$408,850
8.00%, 4/1/20	605	667,012
Domtar Corp., Sr. Notes
10.75%, 6/1/17	2,995	3,902,767

		$4,978,629

Health Care — 3.6%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17	3,655	$3,773,787
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	1,845	2,020,275
Alere, Inc., Sr. Notes
7.875%, 2/1/16	3,585	3,764,250
American Renal Holdings, Sr. Notes
8.375%, 5/15/18	600	636,000
Bausch & Lomb, Inc., Sr. Notes
9.875%, 11/1/15	1,875	1,938,281

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
CHS/Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	4,900	$5,096,000
Community Health Systems, Inc., Sr. Notes
7.125%, 7/15/20	2,785	2,974,728
ConvaTec Healthcare E SA, Sr. Notes
10.50%, 12/15/18(6)	1,835	2,000,150
DJO Finance, LLC/DJO Finance Corp.
8.75%, 3/15/18(6)	1,045	1,116,844
Emergency Medical Services Corp.
8.125%, 6/1/19	1,255	1,336,575
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(6)	1,640	1,750,700
5.875%, 1/31/22(6)	1,365	1,463,963
Fresenius US Finance II, Inc., Sr. Notes
9.00%, 7/15/15(6)	1,400	1,620,500
HCA Holdings, Inc., Sr. Notes
7.75%, 5/15/21	795	870,525
HCA, Inc., Sr. Notes
9.875%, 2/15/17	2,330	2,516,400
6.50%, 2/15/20	2,985	3,328,275
7.50%, 2/15/22	2,930	3,332,875
Hillenbrand, Inc., Sr. Notes
5.50%, 7/15/20	1,800	2,003,310
Hologic, Inc., Sr. Notes
6.25%, 8/1/20(6)	5,490	5,846,850
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18(6)	3,115	3,309,688
12.50%, 11/1/19(6)	1,900	1,805,000
Multiplan, Inc.
9.875%, 9/1/18(6)	4,060	4,506,600
Physio-Control International, Inc., Sr. Notes
9.875%, 1/15/19(6)	1,575	1,732,500
PSS World Medical, Inc.
6.375%, 3/1/22	1,385	1,480,219
Rural/Metro Corp., Sr. Notes
10.125%, 7/15/19(6)	830	832,075
Stewart Enterprises, Inc., Sr. Notes
6.50%, 4/15/19	555	599,400
STHI Holding Corp.
8.00%, 3/15/18(6)	1,375	1,471,250
Teleflex, Inc., Sr. Sub. Notes
6.875%, 6/1/19	540	583,200

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
United Surgical Partners International, Inc., Sr. Notes
9.00%, 4/1/20(6)	1,880	$2,049,200
VWR Funding, Inc., Sr. Notes
7.25%, 9/15/17(6)	3,215	3,269,253
Wyeth, LLC
6.50%, 2/1/34	720	1,004,546

		$70,033,219

Home Furnishings — 0.2%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20(6)	1,570	$1,695,600
Mead Products, LLC/ACCO Brands Corp., Sr. Notes
6.75%, 4/30/20(6)	2,915	3,053,462

		$4,749,062

Industrial Equipment — 0.2%
CNH Capital, LLC, Sr. Notes
6.25%, 11/1/16(6)	2,055	$2,242,519
Kennametal, Inc., Sr. Notes
3.875%, 2/15/22	970	1,016,798
Manitowoc Co., Inc. (The), Sr. Notes
9.50%, 2/15/18	800	900,000

		$4,159,317

Insurance — 0.4%
Aflac, Inc., Sr. Notes
3.45%, 8/15/15	690	$741,042
6.45%, 8/15/40	490	606,214
Alliant Holdings I, Inc.
11.00%, 5/1/15(6)	1,600	1,656,000
American International Group, Inc., Sr. Notes
5.60%, 10/18/16	800	912,385
6.25%, 5/1/36	300	385,718
Hub International, Ltd.
8.125%, 10/15/18(6)	1,530	1,556,775
Principal Financial Group, Inc., Sr. Notes
6.05%, 10/15/36	340	415,030
QBE Insurance Group, Ltd., Sr. Notes
9.75%, 3/14/14(6)	1,235	1,348,574
USI Holdings Corp., Sr. Notes
4.31%, 11/15/14(6)(7)	905	880,113

		$8,501,851

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Investment Services — 0.0%(2)
Temasek Financial I, Ltd., Sr. Notes
2.375%, 1/23/23(6)	540	$542,249

		$542,249

Leisure Goods / Activities / Movies — 1.4%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	1,145	$1,268,087
AMC Networks, Inc., Sr. Notes
7.75%, 7/15/21	1,100	1,248,500
Cinemark USA, Inc., Sr. Sub. Notes
7.375%, 6/15/21	685	765,488
Hasbro, Inc., Sr. Notes
6.35%, 3/15/40	450	537,649
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17	846	947,520
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(6)	2,015	2,135,900
NCL Corp., Ltd., Sr. Notes
11.75%, 11/15/16	3,615	4,184,362
9.50%, 11/15/18	2,790	3,103,875
Regal Cinemas Corp., Sr. Notes
8.625%, 7/15/19	220	245,300
Regal Entertainment Group, Sr. Notes
9.125%, 8/15/18	875	982,188
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	2,205	2,287,687
6.875%, 12/1/13	1,400	1,480,500
11.875%, 7/15/15	530	654,550
7.25%, 6/15/16	660	740,850
7.25%, 3/15/18	1,680	1,894,200
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	3,285	3,432,825
Vail Resorts, Inc.
6.50%, 5/1/19	685	748,363

		$26,657,844

Lodging and Casinos — 3.1%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., Sr. Notes
8.375%, 2/15/18(6)	1,090	$1,139,050
Buffalo Thunder Development Authority, Sr. Notes
9.375%, 12/15/14(6)(8)	4,300	1,591,000
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/15	1,190	1,044,225
12.75%, 4/15/18	1,355	1,009,475

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Caesars Entertainment Operating Co., Inc., Sr. Notes
5.375%, 12/15/13	2,385	$2,301,525
5.625%, 6/1/15	7,310	6,049,025
11.25%, 6/1/17	4,615	4,984,200
8.50%, 2/15/20(6)	6,150	6,165,375
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(6)	1,053	1,042,470
MCE Finance, Ltd., Sr. Notes
10.25%, 5/15/18	2,205	2,508,187
MGM Resorts International, Sr. Notes
6.75%, 4/1/13	2,110	2,165,388
5.875%, 2/27/14	2,280	2,382,600
10.375%, 5/15/14	1,655	1,870,150
11.125%, 11/15/17	1,715	1,905,794
9.00%, 3/15/20	755	846,544
7.75%, 3/15/22	3,005	3,155,250
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(6)	2,150	1,978,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
11.00%, 9/15/18(6)	7,120	5,055,200
Peninsula Gaming, LLC
8.375%, 8/15/15	1,325	1,391,250
10.75%, 8/15/17	3,220	3,654,700
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	850	1,019,335
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
8.625%, 4/15/16(6)	740	797,350
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(6)	3,565	3,208,500
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(5)(6)	3,352	1,816,599
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	1,945	2,173,537

		$61,254,729

Nonferrous Metals / Minerals — 1.9%
Barrick International Barbados Corp.
6.35%, 10/15/36(6)	500	$595,918
BHP Billiton Finance USA, Ltd., Sr. Notes
5.25%, 12/15/15	500	569,589
4.125%, 2/24/42	100	107,143
CII Carbon, LLC, Sr. Notes
8.00%, 12/1/18	2,805	2,875,125

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
CONSOL Energy, Inc., Sr. Notes
8.00%, 4/1/17	1,785	$1,874,250
FMG Resources (August 2006) Pty, Ltd., Sr. Notes
7.00%, 11/1/15(6)	7,525	7,525,000
Molycorp, Inc., Sr. Notes
10.00%, 6/1/20(6)	2,415	2,402,925
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(6)	950	1,011,750
Novelis, Inc.
8.375%, 12/15/17	1,565	1,717,587
8.75%, 12/15/20	3,010	3,348,625
Peabody Energy Corp., Sr. Notes
6.00%, 11/15/18(6)	4,770	4,793,850
6.25%, 11/15/21(6)	4,090	4,090,000
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes
8.375%, 6/1/20(6)	1,165	1,208,688
Quadra FNX Mining, Ltd., Sr. Notes
7.75%, 6/15/19(6)	3,730	3,860,550
Teck Resources, Ltd., Sr. Notes
4.75%, 1/15/22	900	965,654
Vale, Inc., Sr. Notes
5.70%, 10/15/15	500	549,792
6.875%, 11/21/36	500	582,022

		$38,078,468

Oil and Gas — 5.8%
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes
6.75%, 5/20/20	2,605	$2,787,350
7.00%, 5/20/22	3,260	3,520,800
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes
6.25%, 8/20/19	1,570	1,640,650
Anadarko Finance Co., Sr. Notes
7.50%, 5/1/31	465	624,917
Anadarko Petroleum Corp., Sr. Notes
6.375%, 9/15/17	920	1,110,616
Atwood Oceanics, Inc., Sr. Notes
6.50%, 2/1/20	1,305	1,402,875
Berry Petroleum Co., Sr. Notes
6.375%, 9/15/22	3,375	3,569,062
Calfrac Holdings, LP, Sr. Notes
7.50%, 12/1/20(6)	955	950,225
Cameron International Corp., Sr. Notes
7.00%, 7/15/38	700	922,169

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/19(6)	1,100	$1,061,500
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes
9.00%, 4/1/15(6)	5,266	5,647,785
Concho Resources, Inc., Sr. Notes
7.00%, 1/15/21	1,800	2,025,000
6.50%, 1/15/22	685	758,638
Continental Resources, Inc.
7.125%, 4/1/21	735	830,550
5.00%, 9/15/22(6)	2,030	2,126,425
5.00%, 9/15/22	6,360	6,654,150
Denbury Resources, Inc., Sr. Sub. Notes
9.75%, 3/1/16	3,285	3,539,587
8.25%, 2/15/20	1,674	1,895,805
Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp., Sr. Notes
8.375%, 6/1/19(6)	555	548,063
EP Energy, LLC/EP Energy Finance, Inc.
6.875%, 5/1/19(6)	4,180	4,477,825
9.375%, 5/1/20(6)	3,055	3,333,769
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes
7.75%, 9/1/22(6)	815	833,338
FMC Technologies, Inc., Sr. Notes
3.45%, 10/1/22	720	732,615
Frontier Oil Corp., Sr. Notes
6.875%, 11/15/18	610	652,700
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes
8.125%, 11/15/18(6)	4,000	4,280,000
Halcon Resources Corp., Sr. Notes
9.75%, 7/15/20(6)	2,230	2,285,750
Harvest Operations Corp.
6.875%, 10/1/17	920	1,012,000
Holly Corp., Sr. Notes
9.875%, 6/15/17	1,435	1,580,294
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/1/20(6)	615	647,288
Kinder Morgan Energy Partners, LP, Sr. Notes
3.50%, 3/1/16	650	697,512
6.95%, 1/15/38	500	642,171
Kodiak Oil & Gas Corp., Sr. Notes
8.125%, 12/1/19(6)	3,630	3,852,337
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22	1,380	1,497,300

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., Sr. Notes
5.50%, 2/15/23	1,080	$1,134,000
MEG Energy Corp., Sr. Notes
6.375%, 1/30/23(6)	2,210	2,361,937
Oasis Petroleum, Inc., Sr. Notes
6.50%, 11/1/21	955	1,012,300
6.875%, 1/15/23	3,030	3,226,950
OGX Austria GmbH
8.50%, 6/1/18(6)	1,920	1,737,600
Oil States International, Inc.
6.50%, 6/1/19	2,685	2,866,237
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes
8.25%, 2/15/20(6)	125	131,875
PetroBakken Energy, Ltd., Sr. Notes
8.625%, 2/1/20(6)	1,765	1,840,012
Petrobras International Finance Co.
6.875%, 1/20/40	700	884,325
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	1,870	2,047,650
Precision Drilling Corp., Sr. Notes
6.625%, 11/15/20	1,150	1,230,500
6.50%, 12/15/21	2,390	2,563,275
Range Resources Corp., Sr. Sub. Notes
6.75%, 8/1/20	1,815	2,005,575
Rockies Express Pipeline, LLC, Sr. Notes
3.90%, 4/15/15(6)	600	594,000
6.85%, 7/15/18(6)	500	513,750
Rosetta Resources, Inc.
9.50%, 4/15/18	1,115	1,237,650
Rowan Cos., Inc., Sr. Notes
7.875%, 8/1/19	1,000	1,241,675
SESI, LLC, Sr. Notes
6.875%, 6/1/14	345	345,431
6.375%, 5/1/19	3,365	3,617,375
SM Energy Co., Sr. Notes
6.50%, 1/1/23(6)	1,745	1,834,431
Southwestern Energy Co., Sr. Notes
7.50%, 2/1/18	4,200	5,070,618
Targa Resources Partners, LP/Targa Resources Partners Finance Corp.
6.375%, 8/1/22(6)	655	697,575
Transocean, Inc., Sr. Notes
4.95%, 11/15/15	400	438,232
6.80%, 3/15/38	400	483,098

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Venoco, Inc., Sr. Notes
11.50%, 10/1/17	545	$564,075
8.875%, 2/15/19	1,745	1,526,875
Weatherford Bermuda
4.50%, 4/15/22	1,025	1,074,249
WPX Energy, Inc., Sr. Notes
5.25%, 1/15/17(6)	770	835,450
6.00%, 1/15/22(6)	3,405	3,677,400

		$114,935,186

Publishing — 1.8%
Laureate Education, Inc.
11.00%, 8/15/15(6)	8,540	$8,838,900
11.25%, 8/15/15(6)	9,109	9,427,442
12.75%, 8/15/17(6)	11,030	11,746,950
9.25%, 9/1/19(6)	3,480	3,514,800
Nielsen Finance, LLC, Sr. Notes
11.625%, 2/1/14	105	118,913
11.50%, 5/1/16	1,139	1,278,527

		$34,925,532

Radio and Television — 0.5%
Crown Media Holdings, Inc.
10.50%, 7/15/19	940	$1,057,500
WMG Acquisition Corp., Sr. Notes
9.50%, 6/15/16	600	656,250
9.50%, 6/15/16	3,660	4,012,275
11.50%, 10/1/18	3,755	4,243,150

		$9,969,175

Rail Industries — 0.2%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	1,285	$1,310,700
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	860	967,500
6.125%, 6/15/21	740	834,350

		$3,112,550

Real Estate Investment Trusts (REITs) — 0.2%
DDR Corp., Sr. Notes
9.625%, 3/15/16	945	$1,177,475
DuPont Fabros Technology, LP
8.50%, 12/15/17	895	991,212

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)
Goodman Funding PTY, Ltd., Sr. Notes
6.375%, 4/15/21(6)	560	$615,843
Vornado Realty, LP, Sr. Notes
5.00%, 1/15/22	1,000	1,108,846

		$3,893,376

Retailers (Except Food and Drug) — 3.0%
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(6)	3,000	$3,311,250
Claire’s Stores, Inc.
9.00%, 3/15/19(6)	1,520	1,584,600
Dollar General Corp., Sr. Notes
4.125%, 7/15/17	1,785	1,874,250
Express, LLC/Express Finance Corp.
8.75%, 3/1/18	6,915	7,606,500
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19(6)	825	897,188
J. Crew Group, Inc., Sr. Notes
8.125%, 3/1/19	1,655	1,741,887
Kohl’s Corp.
4.00%, 11/1/21	1,000	1,090,104
Limited Brands, Inc.
8.50%, 6/15/19	3,325	4,023,250
6.625%, 4/1/21	6,135	6,993,900
5.625%, 2/15/22	4,210	4,557,325
Macy’s Retail Holdings, Inc.
5.90%, 12/1/16	310	362,329
6.90%, 4/1/29	400	473,561
Michaels Stores, Inc.
11.375%, 11/1/16	1,280	1,344,128
7.75%, 11/1/18	2,695	2,903,862
Pantry, Inc., Sr. Notes
8.375%, 8/1/20(6)	1,635	1,679,962
PETCO Animal Supplies, Inc.
9.25%, 12/1/18(6)	4,475	4,989,625
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
6.875%, 11/15/19	125	139,688
5.75%, 6/1/22	4,750	5,082,500
ServiceMaster Company, Sr. Notes
8.00%, 2/15/20	1,275	1,357,875
Target Corp., Sr. Notes
6.50%, 10/15/37	460	648,835
Total Capital International SA
2.70%, 1/25/23	960	980,973

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Toys “R” Us, Inc., Sr. Notes
7.375%, 9/1/16(6)	3,010	$3,077,725
10.375%, 8/15/17(6)	705	724,388
Walgreen Co.
5.25%, 1/15/19	670	787,609

		$58,233,314

Software and Services — 0.1%
Fiserv, Inc.
3.50%, 10/1/22	960	$965,621

		$965,621

Steel — 0.2%
JMC Steel Group, Inc., Sr. Notes
8.25%, 3/15/18(6)	1,895	$1,942,375
SunCoke Energy, Inc., Sr. Notes
7.625%, 8/1/19	1,365	1,392,300

		$3,334,675

Surface Transport — 0.2%
CEVA Group PLC, Sr. Notes
11.625%, 10/1/16(6)	1,250	$1,287,500
8.375%, 12/1/17(6)	2,510	2,444,113
Hertz Corp., Sr. Notes
7.50%, 10/15/18	25	27,125
Ryder System, Inc.
2.50%, 3/1/17	975	992,999

		$4,751,737

Technology — 0.2%
International Game Technology, Sr. Notes
7.50%, 6/15/19	1,170	$1,405,527
Western Union Co. (The)
6.20%, 11/17/36	500	571,779
Xerox Corp., Sr. Notes MTN,
7.20%, 4/1/16	1,165	1,356,389

		$3,333,695

Telecommunications — 5.0%
America Movil SAB de CV
5.00%, 10/16/19	600	$704,115

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
American Tower Corp., Sr. Notes
5.05%, 9/1/20	2,240	$2,504,470
AT&T, Inc., Sr. Notes
5.80%, 2/15/19	2,150	2,678,414
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	1,860	1,660,050
10.125%, 11/1/15(3)	6,715	6,026,511
7.00%, 4/1/19(6)	1,130	1,056,550
Cellco Partnership/Verizon Wireless Capital, LLC, Sr. Notes
8.50%, 11/15/18	1,250	1,754,005
CenturyLink, Inc., Sr. Notes
6.45%, 6/15/21	2,600	2,939,667
Digicel Group, Ltd., Sr. Notes
12.00%, 4/1/14(6)	5,100	5,712,000
8.875%, 1/15/15(6)	1,740	1,786,980
9.125%, 1/15/15(6)	2,970	3,051,972
8.25%, 9/1/17(6)	3,655	3,983,950
Equinix, Inc., Sr. Notes
7.00%, 7/15/21	1,340	1,505,825
GCI, Inc., Sr. Notes
6.75%, 6/1/21	660	663,300
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	3,235	3,477,625
Intelsat Jackson Holdings, Ltd., Sr. Notes
7.25%, 10/15/20(6)	2,350	2,538,000
Intelsat Luxembourg SA
11.50%, 2/4/17(3)	6,188	6,582,285
IPCS, Inc.
2.57%, 5/1/13(7)	550	550,000
News America, Inc.
8.00%, 10/17/16	950	1,196,991
Nextel Communications, Inc., Sr. Notes
5.95%, 3/15/14	8,125	8,165,625
7.375%, 8/1/15	1,631	1,641,194
SBA Telecommunications, Inc., Sr. Notes
8.25%, 8/15/19	640	718,400
5.75%, 7/15/20(6)	1,985	2,091,694
Sprint Nextel Corp., Sr. Notes
6.00%, 12/1/16	1,760	1,821,600
9.125%, 3/1/17	1,225	1,393,437
9.00%, 11/15/18(6)	8,950	10,762,375
7.00%, 8/15/20	4,810	5,020,437

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Telefonica Emisiones SAU
5.877%, 7/15/19	600	$604,500
Telesat Canada/Telesat, LLC, Sr. Sub. Notes
12.50%, 11/1/17	6,830	7,632,525
Wind Acquisition Finance SA, Sr. Notes
12.25%, 7/15/17(6)	4,485	3,449,394
Windstream Corp., Sr. Notes
8.125%, 9/1/18	2,490	2,701,650
7.75%, 10/1/21	675	730,688
7.50%, 6/1/22	1,870	1,991,550

		$99,097,779

Utilities — 1.5%
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes
8.00%, 6/1/16(6)	4,275	$4,617,000
DPL, Inc.
6.50%, 10/15/16(6)	2,075	2,287,687
7.25%, 10/15/21(6)	5,575	6,383,375
Duquesne Light Holdings, Inc., Sr. Notes
5.90%, 12/1/21(6)	1,800	2,103,847
Edison Mission Energy, Sr. Notes
7.50%, 6/15/13	1,355	752,025
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes
6.875%, 8/15/17(6)	765	795,600
Exelon Generation Co., LLC, Sr. Notes
5.35%, 1/15/14	1,200	1,265,410
NRG Energy, Inc.
8.25%, 9/1/20	3,910	4,281,450
7.875%, 5/15/21	2,015	2,201,388
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	360	386,100
Southwestern Electric Power Co., Sr. Notes
6.20%, 3/15/40	565	724,739
Texas Competitive Electric Holdings Co., LLC, Sr. Notes
11.50%, 10/1/20(6)	3,580	2,819,250

		$28,617,871

Total Corporate Bonds & Notes (identified cost $906,360,395)		$969,993,125

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Foreign Government Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value

Government of Bermuda, Sr. Note
5.603%, 7/20/20(6)	$1,000	$1,161,868

Total Foreign Government Securities (identified cost $1,118,784)		$1,161,868

Mortgage Pass-Throughs — 24.5%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(9)	$18,939	$20,446,286
5.50%, with various maturities to 2032(10)	5,999	6,583,699
6.00%, with various maturities to 2031(9)	5,598	6,091,064
6.50%, with various maturities to 2032(9)	32,815	37,405,774
7.00%, with various maturities to 2036(9)	23,989	28,053,278
7.13%, with maturity at 2023	356	419,953
7.50%, with various maturities to 2029	13,972	16,672,912
7.65%, with maturity at 2022	498	588,619
7.70%, with maturity at 2022	9	9,411
8.00%, with various maturities to 2030	9,242	11,024,185
8.25%, with maturity at 2020	263	301,320
8.30%, with maturity at 2020	772	906,097
8.50%, with various maturities to 2031	7,400	9,156,062
9.00%, with various maturities to 2031	2,105	2,434,397
9.50%, with various maturities to 2025	1,696	1,981,648
10.00%, with maturity at 2020	250	290,834
10.50%, with maturity at 2020	220	258,427
12.00%, with maturity at 2020	138	148,719
13.00%, with maturity at 2015	12	12,780

		$142,785,465

Federal National Mortgage Association:
2.384%, with maturity at 2022(11)	$1,775	$1,833,479
2.893%, with maturity at 2036(11)	3,371	3,476,906
5.00%, with various maturities to 2018	8,594	9,325,382
5.50%, with various maturities to 2033	9,484	10,543,627
6.00%, with various maturities to 2033	15,795	17,719,050
6.325%, with maturity at 2032(11)	10,330	11,274,015
6.50%, with various maturities to 2036(9)	85,381	98,441,740
6.75%, with maturity at 2023	274	323,680
7.00%, with various maturities to 2036	40,062	47,423,005
7.50%, with various maturities to 2035	15,555	18,903,509
8.00%, with various maturities to 2031	6,058	7,269,185
8.239%, with maturity at 2027(12)	1,496	1,851,018

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
8.25%, with maturity at 2018	$13	$15,220
8.438%, with maturity at 2028(12)	565	671,089
8.473%, with maturity at 2029(12)	417	508,397
8.50%, with various maturities to 2030	6,791	8,190,900
8.554%, with maturity at 2024(12)	71	76,489
8.618%, with maturity at 2027(12)	533	644,547
9.00%, with various maturities to 2027	8,810	10,605,056
9.237%, with maturity at 2018(12)	274	303,449
9.50%, with various maturities to 2030	2,470	2,966,190
9.813%, with maturity at 2025(12)	449	513,565
10.00%, with various maturities to 2020	658	759,480
10.223%, with maturity at 2019(12)	330	368,981
10.50%, with maturity at 2021	559	655,962
11.50%, with maturity at 2016	79	85,194

		$254,749,115

Government National Mortgage Association:
6.00%, with maturity at 2024	$1,727	$1,970,414
6.50%, with various maturities to 2032	14,909	17,301,186
7.00%, with various maturities to 2033	9,430	11,310,364
7.50%, with various maturities to 2032	20,357	24,697,914
8.00%, with various maturities to 2034	12,938	15,833,317
8.30%, with maturity at 2020	459	541,628
8.50%, with various maturities to 2022	779	924,862
9.00%, with various maturities to 2026	3,755	4,479,287
9.50%, with various maturities to 2026	5,338	6,495,188
10.00%, with maturity at 2019	286	334,678

		$83,888,838

Total Mortgage Pass-Throughs (identified cost $451,554,344)		$481,423,418

Collateralized Mortgage Obligations — 5.0%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$1,064	$1,174,293
Series 1497, Class K, 7.00%, 4/15/23	1,097	1,167,900
Series 1529, Class Z, 7.00%, 6/15/23	1,776	1,892,403
Series 1620, Class Z, 6.00%, 11/15/23	1,469	1,599,939
Series 1677, Class Z, 7.50%, 7/15/23	917	1,072,362
Series 1702, Class PZ, 6.50%, 3/15/24	12,078	13,061,899
Series 2113, Class QG, 6.00%, 1/15/29	2,609	2,854,452
Series 2122, Class K, 6.00%, 2/15/29	429	467,685
Series 2130, Class K, 6.00%, 3/15/29	291	320,514

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 2167, Class BZ, 7.00%, 6/15/29	$279	$297,967
Series 2182, Class ZB, 8.00%, 9/15/29	2,452	2,834,306
Series 2198, Class ZA, 8.50%, 11/15/29	3,389	3,679,112
Series 2245, Class A, 8.00%, 8/15/27	7,969	9,295,078
Series 2458, Class ZB, 7.00%, 6/15/32	2,826	3,266,216

		$42,984,126

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$247	$273,066
Series G92-44, Class ZQ, 8.00%, 7/25/22	402	442,618
Series G92-46, Class Z, 7.00%, 8/25/22	712	808,283
Series G92-60, Class Z, 7.00%, 10/25/22	1,127	1,266,293
Series G93-35, Class ZQ, 6.50%, 11/25/23	13,297	15,207,581
Series G93-40, Class H, 6.40%, 12/25/23	2,997	3,421,364
Series 1988-14, Class I, 9.20%, 6/25/18	188	212,355
Series 1989-1, Class D, 10.30%, 1/25/19	165	182,722
Series 1989-34, Class Y, 9.85%, 7/25/19	330	386,122
Series 1990-17, Class G, 9.00%, 2/25/20	223	259,096
Series 1990-27, Class Z, 9.00%, 3/25/20	122	141,874
Series 1990-29, Class J, 9.00%, 3/25/20	114	132,477
Series 1990-43, Class Z, 9.50%, 4/25/20	515	605,276
Series 1991-98, Class J, 8.00%, 8/25/21	205	236,765
Series 1992-77, Class ZA, 8.00%, 5/25/22	1,399	1,639,834
Series 1992-103, Class Z, 7.50%, 6/25/22	92	106,593
Series 1992-113, Class Z, 7.50%, 7/25/22	164	190,283
Series 1992-185, Class ZB, 7.00%, 10/25/22	355	406,133
Series 1993-16, Class Z, 7.50%, 2/25/23	898	1,045,081
Series 1993-22, Class PM, 7.40%, 2/25/23	697	812,417
Series 1993-25, Class J, 7.50%, 3/25/23	1,078	1,255,770
Series 1993-30, Class PZ, 7.50%, 3/25/23	1,909	2,229,495
Series 1993-42, Class ZQ, 6.75%, 4/25/23	2,374	2,719,593
Series 1993-56, Class PZ, 7.00%, 5/25/23	388	445,032
Series 1993-156, Class ZB, 7.00%, 9/25/23	452	526,028
Series 1994-45, Class Z, 6.50%, 2/25/24	3,228	3,682,591
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,824	2,170,898
Series 1996-57, Class Z, 7.00%, 12/25/26	1,852	2,163,907
Series 1997-77, Class Z, 7.00%, 11/18/27	832	968,008
Series 1998-44, Class ZA, 6.50%, 7/20/28	789	920,205
Series 1999-45, Class ZG, 6.50%, 9/25/29	307	354,569
Series 2000-22, Class PN, 6.00%, 7/25/30	2,456	2,774,431
Series 2001-37, Class GA, 8.00%, 7/25/16	320	343,233
Series 2002-1, Class G, 7.00%, 7/25/23	590	673,557
Series 2002-21, Class PE, 6.50%, 4/25/32	2,542	2,902,879

		$51,906,429

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$2,873	$3,122,272
Series 2005-72, Class E, 12.00%, 11/16/15	136	146,465

		$3,268,737

Total Collateralized Mortgage Obligations (identified cost $91,637,465)		$98,159,292

Commercial Mortgage-Backed Securities — 8.4%

Security	Principal Amount (000’s omitted)	Value

BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$22,300	$23,259,982
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	820	881,428
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(12)	2,000	2,306,465
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(12)	2,000	2,052,231
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	1,250	1,300,823
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(12)	3,352	3,783,634
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(12)	2,361	2,581,753
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(12)	1,401	1,423,408
CGCMT, Series 2004-C1, Class A4, 5.534%, 4/15/40(12)	12,215	13,003,295
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,113	3,199,215
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	22,372	23,422,845
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	295	315,074
COMM, Series 2012-LC4, Class C, 5.825%, 12/10/44	500	563,677
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	2,707	2,737,657
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	710	716,411
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36	3,270	3,287,828
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(12)	12,132	12,634,099
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(12)	1,577	1,681,713
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(6)	1,000	1,079,766
ESAT, Series 2010-ESHA, Class B, 4.221%, 11/5/27(6)	3,220	3,247,212
ESAT, Series 2010-ESHA, Class C, 4.86%, 11/5/27(6)	670	677,688
FMBT, Series 2012-FBLU, Class A, 2.887%, 5/5/27(6)	2,350	2,452,707
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,032	1,048,067
GMACC, Series 2002-C3, Class A2, 4.93%, 7/10/39	259	259,095
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	750	803,021

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

GSMS, Series 2003-C1, Class A3, 4.608%, 1/10/40	$1,303	$1,305,465
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(12)	3,365	3,607,081
JPMCC, Series 2004-CBX, Class A5, 4.654%, 1/12/37	425	435,070
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	2,009	2,036,957
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(12)	3,000	3,291,693
JPMCC, Series 2005-LDP5, Class A3, 5.388%, 12/15/44(12)	10,000	10,354,770
JPMCC, Series 2005-LDP5, Class AJ, 5.48%, 12/15/44(12)	1,000	1,069,963
JPMCC, Series 2006-LDP7, Class A4, 6.061%, 4/15/45(12)	1,275	1,474,603
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(6)	2,000	2,175,655
JPMCC, Series 2012-CBX, Class A2, 1.81%, 6/16/45	4,500	4,646,358
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/16/45	1,000	1,104,656
LB-UBS, Series 2003-C1, Class A4, 4.394%, 3/15/32	903	911,303
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(12)	5,000	5,153,577
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(12)	3,775	3,930,611
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(12)	3,000	3,224,449
MSC, Series 2003-T11, Class B, 5.467%, 6/13/41(12)	750	772,959
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(12)	239	238,959
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(12)	652	688,008
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(6)	150	150,938
RBSCF, Series 2010-MB1, Class B, 4.80%, 4/15/24(6)(12)	3,005	3,230,450
RBSCF, Series 2010-MB1, Class C, 4.833%, 4/15/24(6)(12)	500	524,787
RIAL, Series 2012-LT1A, Class A, 4.75%, 2/15/25(6)	92	91,940
WBCMT, Series 2003-C6, Class F, 5.125%, 8/15/35(6)(12)	965	982,364
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(12)	1,185	1,261,214
WBCMT, Series 2004-C12, Class A4, 5.489%, 7/15/41(12)	250	267,030
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	2,750	3,178,213
WF-RBS, Series 2012-C6, Class B, 4.697%, 4/15/45	1,200	1,302,777

Total Commercial Mortgage-Backed Securities (identified cost $162,413,866)		$166,130,944

Asset-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.968%, 12/15/20(7)	$296	$263,104
Avalon Capital Ltd. 3, Series 1A, Class D, 2.381%, 2/24/19(6)(7)	589	514,234
Babson Ltd., Series 2005-1A, Class C1, 2.405%, 4/15/19(6)(7)	753	626,608
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.908%, 3/8/17(7)	985	945,032
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.205%, 7/17/19(7)	500	444,607
Comstock Funding Ltd., Series 2006-1A, Class D, 4.673%, 5/30/20(6)(7)	1,844	1,597,241

Total Asset-Backed Securities (identified cost $4,600,760)		$4,390,826

U.S. Government Agency Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Bank:
4.125%, 12/13/19	$3,975	$4,743,666
5.25%, 12/9/22	9,000	11,757,213
5.375%, 5/15/19(9)	6,585	8,343,122
5.375%, 8/15/24	5,740	7,662,642

Total U.S. Government Agency Obligations (identified cost $29,695,779)		$32,506,643

Common Stocks — 0.9%

Security	Shares	Value

Automotive — 0.0%(2)
Dayco Products, LLC(5)(13)(14)	25,372	$697,730

		$697,730

Building and Development — 0.3%
Panolam Holdings Co.(5)(13)(15)	3,677	$5,993,878
United Subcontractors, Inc.(5)(13)(14)	1,231	50,030

		$6,043,908

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc.(5)(13)(15)	2,484	$226,044

		$226,044

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Financial Intermediaries — 0.0%(2)
RTS Investor Corp.(5)(13)(14)	357	$34,113

		$34,113

Food Service — 0.0%(2)
Buffets Restaurants Holdings, Inc.(5)(13)(14)	55,884	$507,986

		$507,986

Home Furnishings — 0.1%
Oreck Corp.(5)(13)(14)	9,399	$539,502
Sanitec Europe Oy B Units(5)(13)(14)	26,249	163,597
Sanitec Europe Oy E Units(5)(13)(14)	25,787	0

		$703,099

Leisure Goods / Activities / Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(13)(14)	72,419	$2,303,830

		$2,303,830

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(13)(14)	46,819	$530,616
Greektown Superholdings, Inc.(13)	828	42,228
Tropicana Entertainment, Inc.(5)(13)(14)	17,051	245,108

		$817,952

Nonferrous Metals / Minerals — 0.0%(2)
Euramax International, Inc.(13)(14)	1,636	$364,032

		$364,032

Oil and Gas — 0.0%(2)
SemGroup Corp.(13)	15,874	$584,957

		$584,957

Publishing — 0.2%
Ion Media Networks, Inc.(5)(14)	5,187	$3,298,932
MediaNews Group, Inc.(5)(13)(14)	14,016	294,050
Source Interlink Companies, Inc.(5)(13)(14)	2,862	16,800

		$3,609,782

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(5)(13)(14)	632	$2,275,200

		$2,275,200

Total Common Stocks (identified cost $9,475,512)		$18,168,633

Convertible Bonds — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.0%(2)
Mood Media Corp., 10.00%, 10/31/15(5)(15)	$75	$81,750

Total Convertible Bonds (identified cost $0)		$81,750

Preferred Stocks — 0.1%

Security	Shares	Value

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc., Series A(5)(13)(15)	569	$35,847

		$35,847

Financial Intermediaries — 0.0%(2)
GMAC Capital Trust I, 8.125%	20,465	$513,876

		$513,876

Financial Services — 0.1%
Texas Capital Bancshares, Inc., 6.50%	20,000	$515,250

		$515,250

Oil, Gas & Consumable Fuels — 0.0%(2)
Chesapeake Energy Corp., 4.50%, Convertible	6,331	$512,874

		$512,874

Total Preferred Stocks (identified cost $1,651,354)		$1,577,847

Warrants — 0.0%(2)

Security	Shares	Value

Chemicals and Plastics — 0.0%
Foamex, Series A, Expires 12/31/13(5)(13)(14)	663	$0
Foamex, Series B, Expires 12/31/15(5)(13)(14)	663	0

		$0

Food Products — 0.0%(2)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(13)	1,745	$52,350

		$52,350

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas — 0.0%(2)
SemGroup Corp., Expires 11/30/14(13)	16,708	$222,049

		$222,049

Publishing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/19/14(5)(13)(14)	23,833	$0

		$0

Radio and Television — 0.0%(2)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(5)(13)(14)	4	$14,400

		$14,400

Telecommunications — 0.0%
ERC Luxembourg Holdings, Ltd., Expires 06/11/32(5)(13)	7,168	$0

		$0

Total Warrants (identified cost $7,041)		$288,799

Miscellaneous — 0.0%(2)

Security	Shares	Value

Cable and Satellite Television — 0.0%(2)
Adelphia Recovery Trust(5)(13)	2,786,444	$0
Adelphia, Inc., Escrow Certificate(13)	300,000	2,655
Adelphia, Inc., Escrow Certificate(13)	2,500,000	22,125

		$24,780

Health Care — 0.0%(2)
US Oncology, Inc., Escrow Certificate(13)	1,815,000	$31,763

		$31,763

Oil and Gas — 0.0%(2)
SemGroup Corp., Escrow Certificate(13)	6,135,000	$276,075

		$276,075

Total Miscellaneous (identified cost $2,510,306)		$332,618

Interest Rate Swaptions — 0.1%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank NA	2/28/17	$52,500	$1,351,927
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17	52,500	1,351,928

Total Interest Rate Swaptions (identified cost $5,071,500)				$2,703,855

Short-Term Investments — 3.2%

Description	Interest/ Principal Amount (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(16)	$46,006	$46,006,321
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/12	17,587	17,586,623

Total Short-Term Investments (identified cost $63,592,944)		$63,592,944

Total Investments — 137.7% (identified cost $2,600,750,989)		$2,707,356,923

Other Assets, Less Liabilities — (24.2)%		$(474,917,106)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.5)%		$(266,628,330)

Net Assets Applicable to Common Shares — 100.0%		$1,965,811,487

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BACM	–	Bank of America Commercial Mortgage, Inc.
BSCMS	–	Bear Stearns Commercial Mortgage Securities, Inc.
CGCMT	–	Citigroup Commercial Mortgage Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
CSFB	–	Credit Suisse First Boston Mortgage Securities Corp.
DDR	–	Developers Diversified Realty Corp.
ESAT	–	Extended Stay America Trust
FMBT	–	Fontainebleau Miami Beach Trust
GECMC	–	General Electric Commercial Mortgage Corp.
GMACC	–	GMAC Commercial Mortgage Securities, Inc.
GSMS	–	Goldman Sachs Mortgage Securities Corp. II
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS	–	LB-UBS Commercial Mortgage Trust
MLMT	–	Merrill Lynch Mortgage Trust
MSC	–	Morgan Stanley Capital I
MTN	–	Medium-Term Note
ORES	–	Oaktree Real Estate Investments/Sabal
RBSCF	–	Royal Bank of Scotland Commercial Funding
RIAL	–	Rialto Real Estate Fund LP
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	This Senior Loan will settle after September 30, 2012, at which time the interest rate will be determined.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 13).
(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $404,594,281 or 20.6% of the Fund’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2012.

(8)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrued status.

(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(10)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(11)	Adjustable rate mortgage security. Rate shown is the rate at September 30, 2012.

(12)	Weighted average fixed-rate coupon that changes/updates monthly.

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(15)	Restricted security (see Note 8).

(16)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012.

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2012
Unaffiliated investments, at value (identified cost, $2,554,744,668)	$2,661,350,602
Affiliated investment, at value (identified cost, $46,006,321)	46,006,321
Cash	1,323,110
Foreign currency, at value (identified cost, $193,509)	192,141
Interest receivable	25,919,761
Interest receivable from affiliated investment	2,970
Receivable for investments sold	10,922,841
Receivable for open forward foreign currency exchange contracts	558
Prepaid expenses	787,900
Other assets	217,143
Total assets	$2,746,723,347

Liabilities
Notes payable	$414,200,000
Payable for reverse repurchase agreements, including accrued interest of $5,093	59,532,093
Payable for investments purchased	36,680,221
Payable for variation margin on open financial futures contracts	8,754
Payable for open forward foreign currency exchange contracts	1,300,444
Payable to affiliates:
Investment adviser fee	1,670,254
Accrued expenses	891,764
Total liabilities	$514,283,530
Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,628,330
Net assets applicable to common shares	$1,965,811,487

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 117,414,786 shares issued and outstanding	$1,174,148
Additional paid-in capital	2,245,893,793
Accumulated net realized loss	(374,540,731)
Accumulated distributions in excess of net investment income	(11,689,640)
Net unrealized appreciation	104,973,917
Net assets applicable to common shares	$1,965,811,487

Net Asset Value Per Common Share
($1,965,811,487 ÷ 117,414,786 common shares issued and outstanding)	$16.74

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2012
Interest and other income	$78,275,112
Dividends	1,121,234
Interest allocated from affiliated investment	15,234
Expenses allocated from affiliated investment	(1,916)
Total investment income	$79,409,664

Expenses
Investment adviser fee	$10,264,393
Trustees’ fees and expenses	34,000
Custodian fee	374,030
Transfer and dividend disbursing agent fees	11,212
Legal and accounting services	113,373
Printing and postage	268,385
Interest expense and fees	4,536,247
Preferred shares service fee	196,769
Miscellaneous	88,610
Total expenses	$15,887,019
Deduct —
Reduction of custodian fee	$524
Total expense reductions	$524

Net expenses	$15,886,495

Net investment income	$63,523,169

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$16,633,050
Investment transactions allocated from affiliated investment	186
Financial futures contracts	(1,612,714)
Foreign currency and forward foreign currency exchange contract transactions	3,311,849
Net realized gain	$18,332,371
Change in unrealized appreciation (depreciation) —
Investments	$17,041,494
Financial futures contracts	(804,109)
Foreign currency and forward foreign currency exchange contracts	(1,336,612)
Net change in unrealized appreciation (depreciation)	$14,900,773

Net realized and unrealized gain	$33,233,144

Distributions to preferred shareholders
From net investment income	$(250,380)

Net increase in net assets from operations	$96,505,933

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2012 (Unaudited)	Period Ended March 31, 2012(1)	Year Ended April 30, 2011
From operations —
Net investment income	$63,523,169	$118,134,350	$131,132,130
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	18,332,371	(31,938,449)	14,699,052
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	14,900,773	(11,190,997)	66,903,839
Distributions to preferred shareholders —
From net investment income	(250,380)	(368,804)	(839,072)
Net increase in net assets from operations	$96,505,933	$74,636,100	$211,895,949
Distributions to common shareholders —
From net investment income	$(73,372,200)	$(129,435,941)	$(154,723,619)
Tax return of capital	—	(5,063,927)	(6,947,700)
Total distributions to common shareholders	$(73,372,200)	$(134,499,868)	$(161,671,319)
Capital share transactions —
Reinvestment of distributions to common shareholders	$1,173,442	$—	$964,004
Net increase in net assets from capital share transactions	$1,173,442	$—	$964,004

Net increase (decrease) in net assets	$24,307,175	$(59,863,768)	$51,188,634

Net Assets Applicable to Common Shares
At beginning of period	$1,941,504,312	$2,001,368,080	$1,950,179,446
At end of period	$1,965,811,487	$1,941,504,312	$2,001,368,080

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(11,689,640)	$(1,590,229)	$(459,081)

(1)	For the eleven months ended March 31, 2012.

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended September 30, 2012
Net increase in net assets from operations	$96,505,933
Distributions to preferred shareholders	250,380
Net increase in net assets from operations excluding distributions to preferred shareholders	$96,756,313
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(560,755,823)
Investments sold and principal repayments	615,281,924
Increase in short-term investments, net	(25,643,665)
Net amortization/accretion of premium (discount)	5,269,004
Amortization of structuring fee on notes payable	717,194
Decrease in interest and dividends receivable	1,642,843
Increase in interest receivable from affiliated investment	(1,526)
Decrease in receivable for open forward foreign currency exchange contracts	228,095
Decrease in receivable for closed forward foreign currency exchange contracts	6,728
Decrease in tax claim receivable	11,519
Decrease in receivable for variation margin on open financial futures contracts	169,603
Increase in prepaid expenses	(11,114)
Decrease in other assets	271,982
Increase in payable for variation margin on open financial futures contracts	8,754
Increase in payable for open forward foreign currency exchange contracts	1,082,476
Decrease in payable to affiliate for investment adviser fee	(62,088)
Decrease in accrued expenses and accrued interest on reverse repurchase agreements	(21,234)
Decrease in unfunded loan commitments	(484,196)
Net change in unrealized (appreciation) depreciation from investments	(17,041,494)
Net realized gain from investments	(16,633,050)
Net cash provided by operating activities	$100,792,245

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(72,198,758)
Cash distributions to preferred shareholders	(249,220)
Proceeds from notes payable	125,000,000
Repayment of notes payable	(150,000,000)
Repayment of reverse repurchase agreements, net	(3,235,000)
Net cash used in financing activities	$(100,682,978)

Net increase in cash*	$109,267

Cash at beginning of period(1)	$1,405,984

Cash at end of period(1)	$1,515,251

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$1,173,442
Cash paid for interest and fees on borrowings	3,897,666

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(3,438).

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2012 (Unaudited)		Period Ended March 31, 2012(1)		Year Ended April 30,
					2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$16.550		$17.060		$16.630	$12.960	$16.330	$18.320

Income (Loss) From Operations
Net investment income(2)(3)	$0.541		$1.007		$1.118	$1.213	$1.348	$1.700
Net realized and unrealized gain (loss)(3)	0.276		(0.368)		0.697	3.809	(3.290)	(1.817)
Distributions to preferred shareholders from net investment income(2)	(0.002)		(0.003)		(0.007)	(0.007)	(0.058)	(0.360)

Total income (loss) from operations	$0.815		$0.636		$1.808	$5.015	$(2.000)	$(0.477)

Less Distributions to Common Shareholders
From net investment income	$(0.625)		$(1.103)		$(1.319)	$(1.345)	$(1.347)	$(1.513)
Tax return of capital	—		(0.043)		(0.059)	—	(0.023)	—

Total distributions to common shareholders	$(0.625)		$(1.146)		$(1.378)	$(1.345)	$(1.370)	$(1.513)

Net asset value — End of period (Common shares)	$16.740		$16.550		$17.060	$16.630	$12.960	$16.330

Market value — End of period (Common shares)	$16.980		$16.050		$16.080	$16.600	$11.580	$15.300

Total Investment Return on Net Asset Value(4)	5.01	%(5)	4.44	%(5)	11.68%	40.73%	(10.71)%	(1.99)%

Total Investment Return on Market Value(4)	9.90	%(5)	7.40	%(5)	5.52%	57.21%	(14.85)%	(10.04)%

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

Six Months Ended September 30, 2012 (Unaudited)	Period Ended March 31, 2012(1)	Year Ended April 30,
Ratios/Supplemental Data	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$1,965,811	$1,941,504	$2,001,368	$1,950,179	$1,456,963	$1,836,391
Ratios (as a percentage of average daily net assets applicable to common shares):(6)
Expenses excluding interest and fees(7)	1.16	%(8)	1.19	%(8)	1.15%	1.02%	1.09%	1.07%
Interest and fee expense(9)	0.47	%(8)	0.52	%(8)	0.61%	1.04%	1.37%	—
Total expenses	1.63	%(8)	1.71	%(8)	1.76%	2.06%	2.46%	1.07%
Net investment income	6.52	%(8)	6.68	%(8)	6.73%	7.90%	9.91%	9.89%
Portfolio Turnover	34	%(5)	42	%(5)	46%	46%	27%	39%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings under the credit agreement, are as follows:

Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(6)
Expenses excluding interest and fees(7)	0.84	%(8)	0.86	%(8)	0.83%	0.69%	0.71%	0.76%
Interest and fee expense(9)	0.34	%(8)	0.38	%(8)	0.44%	0.70%	0.90%	—
Total expenses	1.18	%(8)	1.24	%(8)	1.27%	1.39%	1.61%	0.76%
Net investment income	4.74	%(8)	4.82	%(8)	4.85%	5.31%	6.48%	7.00%
Senior Securities:
Total notes payable outstanding (in 000’s)	$414,200	$439,200	$418,200	$526,200	$619,200	$—
Asset coverage per $1,000 of notes payable(10)	$6,390	$6,028	$6,423	$5,213	$3,784	$—
Total preferred shares outstanding	10,665	10,665	10,665	10,665	10,665	32,000
Asset coverage per preferred share	$97,185	(11)	$93,767	(11)	$98,061	(11)	$86,494	(11)	$66,119	(11)	$82,395	(12)
Involuntary liquidation preference per preferred share(13)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(13)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	For the eleven months ended March 31, 2012. The Fund changed its fiscal year-end from April 30 to March 31.

(2)	Computed using average common shares outstanding.

(3)

For federal income tax purposes, net investment income per share was $0.619, $1.147, $1.253, $1.342, $1.395 and $1.787, and net realized and unrealized gain (loss) per share was $0.198, $(0.508), $0.562, $3.680, $(3.337) and $(1.904) for the six months ended September 30, 2012, the period ended March 31, 2012 and the years ended April 30, 2011, 2010, 2009 and 2008, respectively.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)	Not annualized.

(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Interest and fee expense relates to the notes payable incurred to partially redeem the Fund’s APS (see Note 10), the reverse repurchase agreements (see Note 11), and/or other borrowings.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(11)

Calculated by subtracting the Fund’s total liabilities (not including the notes payables and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 389%, 375%, 392%, 346% and 264% at September 30, 2012, March 31, 2012 and at April 30, 2011, 2010 and 2009, respectively.

(12)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(13)	Plus accumulated and unpaid dividends.

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. The value of preferred debt securities that are valued by a pricing service on an equity basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

39

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At March 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $321,472,726 and deferred capital losses of $46,667,739, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on March 31, 2013 ($40,885,552), March 31, 2014 ($28,843,098), March 31, 2015 ($18,927,766), March 31, 2016 ($31,018,401), March 31, 2017 ($112,795,908), March 31, 2018 ($67,565,640), and March 31, 2019 ($21,436,361). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior the utilization of the capital loss carryforward.

As of September 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2012, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

40

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Swaptions — A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Fund pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Fund’s risk is limited to the premium paid.

M  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

N  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

O  Interim Financial Statements — The interim financial statements relating to September 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of September 30, 2012 is as follows:

APS Issued and Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

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Eaton Vance

Limited Duration Income Fund

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2012, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at September 30, 2012	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.15%	$47,483	0.18%	0.08–0.24
Series B	0.14	54,421	0.20	0.09–0.39
Series C	0.15	48,361	0.18	0.05–0.24
Series D	0.14	48,679	0.18	0.05–0.23
Series E	0.18	51,436	0.19	0.05–0.29

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of September 30, 2012.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended September 30, 2012, the Fund’s investment adviser fee totaled $10,264,393. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

42

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended September 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$518,096,615	$528,636,698
U.S. Government and Agency Securities	9,247,040	78,676,836

	$527,343,655	$607,313,534

6   Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

	Six Months Ended September 30, 2012	Eleven Months Ended March 31, 2012	Year Ended April 30, 2011
Issued to shareholders electing to receive payments of distributions in Fund shares	70,633	—	58,781

Net increase	70,633	—	58,781

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,626,794,773

Gross unrealized appreciation	$115,677,648
Gross unrealized depreciation	(35,115,498)

Net unrealized appreciation	$80,562,150

8  Restricted Securities

At September 30, 2012, the Fund owned the following securities (representing 0.3% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable

43

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Convertible Bonds
Mood Media Corp.	7/30/12	75,000	$0	$81,750

Total Convertible Bonds			$0	$81,750

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$226,044
Panolam Holdings Co.	12/30/09	3,677	2,020,511	5,993,878

Total Common Stocks			$2,020,511	$6,219,922

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,847

Total Preferred Stocks			$9,958	$35,847

Total Restricted Securities			$2,030,469	$6,337,519

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

10/31/12	British Pound Sterling 4,275,581	United States Dollar 6,722,175	HSBC Bank USA	$(181,430)
11/30/12	British Pound Sterling 3,726,762	United States Dollar 5,897,340	JPMorgan Chase Bank	(119,569)
11/30/12	Euro 31,784,861	United States Dollar 39,870,135	Citibank NA	(999,445)
12/31/12	British Pound Sterling 2,669,302	United States Dollar 4,309,895	Goldman Sachs International	558

				$(1,299,886)

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Eaton Vance

Limited Duration Income Fund

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

12/12	150 U.S. 2-Year Treasury Note	Short	$(33,056,250)	$(33,079,688)	$(23,438)
12/12	200 U.S. 5-Year Treasury Note	Short	(24,829,688)	(24,926,563)	(96,875)
12/12	200 U.S. 10-Year Treasury Note	Short	(26,603,125)	(26,696,875)	(93,750)
12/12	30 U.S. 30-Year Treasury Bond	Short	(4,494,141)	(4,481,250)	12,891

					$(201,172)

At September 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities price due to interest rates.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2012 the fair value of derivatives with credit-related contingent features in a net liability position was $1,300,444.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts and swaptions contracts are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At September 30, 2012, the maximum amount of loss the Fund would incur due to counterparty risk was $2,704,413 representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $1,351,928. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At September 30, 2012, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $999,445 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$558	(1)	$(1,300,444	)(2)
Interest Rate	Financial Futures Contracts	$12,891	(3)	$(214,063	)(3)
Interest Rate	Interest Rate Swaptions	$2,703,855	(4)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(4)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

45

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2012 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,006,039	$(1,310,571)
Interest rate	Financial Futures Contracts	(1,612,714)	(804,109)
Interest Rate	Interest Rate Swaptions	—	(1,897,350)

Total		$1,393,325	$(4,012,030)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Financial futures contracts, respectively.

(2)

Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts, Financial futures contracts and Investment transactions, respectively.

The average notional amounts of forward foreign currency exchange contracts, financial futures contracts and swaptions outstanding during the six months ended September 30, 2012, which are indicative of the volume of these derivative types, were approximately $57,744,000, $75,071,000, and $105,000,000, respectively.

10  Revolving Credit and Security Agreement

Effective April 11, 2008, the Fund entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to a limit of $715,625,000 for a period of five years, the proceeds of which were primarily used to partially redeem the Fund’s APS. The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Fund should the conduits be unable to place their commercial paper. The Agreement was renewed effective March 23, 2012. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Fund pays a monthly program fee of 0.65% per annum on its outstanding borrowings to administer the facility and a monthly liquidity fee of 0.35% per annum on the borrowing limit under the Agreement (0.45% per annum if the Fund’s outstanding borrowings are equal to or less than 50% of the borrowing limit). The Fund also paid an initial structuring fee of $7,156,250 which is being amortized to interest expense over a period of five years. The unamortized structuring fee at September 30, 2012 is approximately $752,000 and is included in prepaid expenses on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2012, the Fund had borrowings outstanding under the Agreement of $414,200,000 at an interest rate of 0.25%. The carrying amount of the borrowings at September 30, 2012 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at September 30, 2012. For the six months ended September 30, 2012, the average borrowings under the Agreement and the average annual interest rate were $465,648,087 and 0.38%, respectively.

11  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of September 30, 2012 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Principal Amount Including Accrued Interest

Bank of America	9/24/12	10/24/12	0.44%	$59,527,000	$59,532,093

For the six months ended September 30, 2012, the average borrowings under reverse repurchase agreements and the average annual interest rate were $58,889,574 and 0.40%, respectively. At September 30, 2012, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreement was $61,702,426. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at September 30, 2012. If measured at fair value, borrowings under reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 13) at September 30, 2012.

46

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

12  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests	$—	$862,772,554	$4,071,807	$866,844,361
Corporate Bonds & Notes	—	968,020,347	1,972,778	969,993,125
Foreign Government Securities	—	1,161,868	—	1,161,868
Mortgage Pass-Throughs	—	481,423,418	—	481,423,418
Collateralized Mortgage Obligations	—	98,159,292	—	98,159,292
Commercial Mortgage-Backed Securities	—	166,130,944	—	166,130,944
Asset-Backed Securities	—	4,390,826	—	4,390,826
U.S. Government Agency Obligations	—	32,506,643	—	32,506,643
Common Stocks	584,957	3,240,706	14,342,970	18,168,633
Convertible Bonds	—	—	81,750	81,750
Preferred Stocks	1,026,750	515,250	35,847	1,577,847
Warrants	—	274,399	14,400	288,799
Miscellaneous	—	332,618	0	332,618
Interest Rate Swaptions	—	2,703,855	—	2,703,855
Short-Term Investments	—	63,592,944	—	63,592,944

Total Investments	$1,611,707	$2,685,225,664	$20,519,552	$2,707,356,923

Forward Foreign Currency Exchange Contracts	$—	$558	$—	$558
Futures Contracts	12,891	—	—	12,891

Total	$1,624,598	$2,685,226,222	$20,519,552	$2,707,370,372

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,300,444)	$—	$(1,300,444)
Futures Contracts	(214,063)	—	—	(214,063)

Total	$(214,063)	$(1,300,444)	$—	$(1,514,507)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

47

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2012 is not presented.

At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

48

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

49

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Limited Duration Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating rate loans, mortgage-backed securities and high-yield bonds. The Board considered the resources available to personnel of the Adviser, including research services. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

50

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

51

Eaton Vance

Limited Duration Income Fund

September 30, 2012

Officers and Trustees

Officers of Eaton Vance Limited Duration Income Fund

Payson F. Swaffield

President

Barbara E. Campbell

Treasurer

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Limited Duration Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of September 30, 2012, Fund records indicate that there are 347 registered shareholders and approximately 88,247 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbol

The NYSE MKT symbol is EVV.

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

53

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

1856-11/12	CE-LDISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 9, 2012

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 9, 2012